ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%
‡	One contract is equal to 100 shares

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
CAONREPO	Canadian Overnight Repo Rate
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICBCSB	ICBC Standard Bank Plc
ICE	Intercontinental Exchange
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate

Currency abbreviations
AED	United Arab Emirates dirham	KRW	Korean won
ALL	Albanian lek	KZT	Kazakhstan tenge
AUD	Australian dollar	MXN	Mexican peso
BRL	Brazilian real	MYR	Malaysia ringgit
CAD	Canadian dollar	NGN	Nigerian naira
CHF	Swiss franc	NOK	Norwegian krone
CLP	Chilean peso	PEN	Peruvian nuevo sol
CNH	Chinese yuan	PLN	Polish zloty
CNY	Chinese yuan	RON	Romanian leu
CZK	Czech koruna	RSD	Serbian dinar
DKK	Danish krone	RUB	Russian ruble
DOP	Dominican peso	SEK	Swedish krona
EUR	Euro	SGD	Singapore dollar
GBP	British pound	THB	Thailand baht
GEL	Georgian lari	TWD	New Taiwan dollar
HKD	Hong Kong dollar	UGX	Ugandan shilling
HUF	Hungarian forint	USD	U.S. dollar
IDR	Indonesian rupiah	UYU	Uruguayan peso
ILS	Israel new shekel	UZS	Uzbekistani som
INR	Indian rupee	VND	Vietnamese dong
ISK	Iceland krona	ZAR	South African rand
JPY	Japanese yen

Artisan Developing World Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.8%

Brazil - 8.9%
MercadoLibre, Inc.*	108	$170,193
NU Holdings Ltd., Class A*	11,849	98,698
		268,891
China - 19.7%
Alibaba Group Holding Ltd., ADR	444	34,386
Bilibili, Inc., ADR*	2,718	33,079
JD Health International, Inc.*(1)	12,660	63,394
Kanzhun Ltd., ADR	2,116	35,148
KE Holdings, Inc., ADR	4,483	72,668
Kweichow Moutai Co. Ltd., Class A	372	90,603
Meituan, Class B*(1)	9,301	97,551
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,411	57,808
Tencent Holdings Ltd.	1,653	62,146
Wuxi Biologics Cayman, Inc.*(1)	12,127	45,969
		592,752
France - 4.3%
Hermes International SCA	16	34,299
LVMH Moet Hennessy Louis Vuitton SE	115	93,457
		127,756
India - 10.9%
Apollo Hospitals Enterprise Ltd.	1,312	89,931
HDFC Bank Ltd., ADR	1,433	96,177
MakeMyTrip Ltd.*	3,020	141,873
		327,981
Netherlands - 7.4%
Adyen NV*(1)	98	126,552
ASML Holding NV, ADR	125	94,429
		220,981
Singapore - 7.2%
Grab Holdings Ltd., Class A*	21,758	73,323
Sea Ltd., ADR*	3,559	144,124
		217,447
United States - 39.4%
Airbnb, Inc., Class A*	996	135,535
Coca-Cola Co. (The)	1,206	71,047
Crowdstrike Holdings, Inc., Class A*	420	107,303
Datadog, Inc., Class A*	570	69,139
Estee Lauder Cos., Inc. (The), Class A	496	72,521
Mastercard, Inc., Class A	80	34,331
Netflix, Inc.*	188	91,695
NVIDIA Corp.	292	144,723
Snap, Inc., Class A*	4,035	68,310
Snowflake, Inc., Class A*	354	70,527
Unity Software, Inc.*	1,938	79,254
Veeva Systems, Inc., Class A*	498	95,810
Visa, Inc., Class A	555	144,391
		1,184,586
Total common stocks (Cost $1,903,427)		2,940,394

SHORT-TERM INVESTMENT - 1.5%

INVESTMENT COMPANY - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $45,225)	45,225	45,225

Total investments - 99.3% (Cost $1,948,652)		2,985,619
Other assets less liabilities - 0.7%		22,817
Total net assets - 100.0%#		$3,008,436

Artisan Developing World Fund

Schedule of Investments (continued)
December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $333,466 or 11.1% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$434,502	14.6%
Consumer Discretionary	707,294	23.7
Consumer Staples	297,565	10.0
Financials	500,149	16.7
Health Care	289,518	9.7
Industrials	73,323	2.5
Information Technology	565,375	18.9
Real Estate	72,668	2.4
Short-Term Investment	45,225	1.5
Total investments	$2,985,619	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$148,411	5.0%
EUR	254,308	8.5
HKD	269,060	9.0
INR	89,931	3.0
USD	2,223,909	74.5
Total investments	$2,985,619	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTE - 67.0%

Albania - 5.4%
Albanian Government Bond
5.00%, 2/24/2026	ALL	13,000	$141
6.00%, 2/13/2028	ALL	9,500	105
5.63%, 11/8/2030	ALL	19,000	196
Republic of Albania
5.90%, 6/9/2028(1)	EUR	1,725	1,942
			2,384
Angola - 1.5%
Republic of Angola
6.93%, 2/19/2027(1)		$145	134
8.25%, 5/9/2028(1)		250	230
9.13%, 11/26/2049(1)		350	285
			649
Bahamas - 5.8%
Commonwealth of the Bahamas
5.75%, 1/16/2024(1)		740	733
6.00%, 11/21/2028(1)		885	779
9.00%, 6/16/2029(1)		420	406
6.95%, 11/20/2029(1)		232	201
8.95%, 10/15/2032(1)		450	422
			2,541
Benin - 2.2%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,070	965
Cameroon - 3.0%
Republic of Cameroon
9.50%, 11/19/2025(1)		920	895
5.95%, 7/7/2032(1)	EUR	530	430
			1,325
Colombia - 1.0%
Republic of Colombia
8.00%, 11/14/2035		400	437
Egypt - 1.4%
Arab Republic of Egypt
7.50%, 2/16/2061(1)		1,030	600
India - 1.1%
Republic of India
7.54%, 5/23/2036	INR	41,200	502
Indonesia - 7.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	789,000	51
6.38%, 4/15/2032	IDR	4,100,000	263
7.50%, 8/15/2032	IDR	4,500,000	309
8.25%, 5/15/2036	IDR	9,854,000	721
7.13%, 6/15/2042	IDR	18,400,000	1,237
7.13%, 6/15/2043	IDR	7,730,000	520
			3,101
Iraq - 3.7%
Republic of Iraq
5.80%, 1/15/2028(1)		1,730	1,614

Ivory Coast - 2.5%
Republic of Cote d'Ivoire
5.25%, 3/22/2030(1)	EUR	595	588
6.88%, 10/17/2040(1)	EUR	550	507
			1,095
Kenya - 3.0%
Republic of Kenya
6.88%, 6/24/2024(1)		980	951
7.00%, 5/22/2027(1)		400	374
			1,325
Montenegro - 1.6%
Republic of Montenegro
2.55%, 10/3/2029(1)	EUR	795	718
Namibia - 0.8%
Republic of Namibia
5.25%, 10/29/2025(1)		375	370
Nigeria - 0.9%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		281	278
8.25%, 9/28/2051(1)		125	102
			380
Pakistan - 1.0%
Islamic Republic of Pakistan
8.88%, 4/8/2051(1)		710	427
Papua New Guinea - 1.3%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		575	546
Paraguay - 1.5%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(6)(7)(8)(9)		654	662
Peru - 8.0%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	12,985	3,510
Romania - 3.3%
Romania Government Bond
8.75%, 10/30/2028	RON	1,060	259
8.25%, 9/29/2032	RON	4,835	1,206
			1,465
Rwanda - 0.4%
Republic of Rwanda
5.50%, 8/9/2031(1)		225	180
Senegal - 0.5%
Republic of Senegal
6.25%, 7/30/2024(1)		200	198
Serbia - 6.2%
Republic of Serbia
7.00%, 10/26/2031	RSD	9,200	90
4.50%, 8/20/2032	RSD	162,670	1,342
1.65%, 3/3/2033(1)	EUR	600	488
2.05%, 9/23/2036(1)	EUR	1,060	813
			2,733

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
South Africa - 1.8%
Republic of South Africa
8.25%, 3/31/2032	ZAR	16,500	$789
Suriname - 1.3%
Suriname Government International Bond
4.95%, 7/15/2033(2)		$509	439
Zero Coupon, 12/31/2050(2)		285	130
			569
Tajikistan - 0.7%
Republic of Tajikistan
7.13%, 9/14/2027(1)		340	294
Total sovereign government bonds and bond participation note (Cost $28,087)			29,379

CORPORATE BONDS - 14.8%

Brazil - 1.4%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		676	530
Unigel Luxembourg SA
8.75%, 10/1/2026(1)		253	69
			599
Chile - 0.9%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		420	380

Colombia - 1.8%
Aris Mining Corp.
6.88%, 8/9/2026(1)		477	413
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		260	203
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(2)		228	200
			816
Czech Republic - 1.9%
Energo-Pro A/S
8.50%, 2/4/2027(1)		450	441
11.00%, 11/2/2028(1)		370	382
			823
Dominican Republic - 3.8%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	72,270	1,292
13.00%, 1/30/2026(1)	DOP	20,330	364
			1,656
Egypt - 0.8%
Energean plc
6.50%, 4/30/2027(1)		400	363

Georgia - 0.8%
Bank of Georgia JSC
(USD Swap Semi 5 Year + 8.72%), 11.13%, 6/28/2024(1)(3)(4)		355	355

Mexico - 0.9%
Petroleos Mexicanos
6.95%, 1/28/2060		640	422

Nigeria - 1.0%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		485	444

Peru - 1.5%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)		687	654

Total corporate bonds (Cost $6,532)			6,512

SHORT-TERM INVESTMENTS - 11.1%

SOVEREIGN GOVERNMENT TREASURY BILLS - 3.2%
Banco Central del Uruguay
9.12%, 2/2/2024(5)	UYU	3,050	77
8.97%, 3/1/2024(5)	UYU	9,281	234
9.49%, 5/3/2024(5)	UYU	12,300	305
9.53%, 5/17/2024(5)	UYU	5,650	140
9.55%, 5/31/2024(5)	UYU	21,965	541
			1,297
Republic of Albania
3.82%, 11/28/2024(5)	ALL	9,100	94
Total sovereign government treasury bills (Cost $1,390)			1,391

U.S. TREASURY OBLIGATION - 2.7%
U.S. Treasury Bill
4.83%, 1/23/2024(5) (Cost $1,196)		$1,200	1,196

	Shares Held
INVESTMENT COMPANIES - 5.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%	2,296	2,296
Federated Treasury Obligations Fund - Institutional Class, 5.23%	1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.27%	1	1
Total investment companies (Cost $2,298)		2,298
Total short-term investments (Cost $4,884)		4,885

Total investments - 92.9% (Cost $39,503)		40,776
Other assets less liabilities - 7.1%		3,113
Total net assets - 100.0%#		$43,889

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $22,082 or 50.3% of net assets.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Perpetual security. The rate reflected was the rate in effect on December 31, 2023. The maturity date reflects the next call date.
(4)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2023.
(5)	Yield to maturity.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $662, or 1.5% of total net assets. See notes (B) and (C) in the accompanying notes.
(8)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond	08/17/2023 - 12/26/2023	$649	$662	1.5%

(9)	Security is a bond participation note issued by Itau BBA International plc. Bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$2,782	6.8%
Financials	2,011	4.9
Sovereign Government Securities	29,379	72.1
Industrials	380	0.9
Materials	482	1.2
Utilities	857	2.1
Short-Term Investments	4,885	12.0
Total investments	$40,776	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$536	1.3%
DOP	1,656	4.1
EUR	6,451	15.8
IDR	3,101	7.6
INR	502	1.2
PEN	3,510	8.6
RON	1,465	3.6
RSD	1,432	3.5
USD	20,037	49.2
UYU	1,297	3.2
ZAR	789	1.9
Total investments	$40,776	100.0%

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR**	17,294,258	USD	1,118	CGM	1/2/2024	$5
USD	302	IDR**	4,650,000	CGM	1/2/2024	— ^
BRL**	9,480	USD	1,933	CGM	1/3/2024	19
HUF	97,000	EUR	253	SCB	1/4/2024	— ^
KZT**	93,000	USD	198	SG	1/8/2024	6
MXN	15,470	USD	883	SCB	1/11/2024	27
PLN	4,305	EUR	991	SCB	1/11/2024	— ^
UZS**	600,000	USD	48	ICBCSB	1/11/2024	— ^
CLP**	46,000	USD	52	CGM	1/16/2024	— ^
UZS**	2,300,000	USD	184	ICBCSB	1/16/2024	2
KZT**	73,500	USD	160	CITI	1/19/2024	1
KZT**	81,000	USD	165	SG	1/19/2024	12
RON	4,450	EUR	894	SCB	1/22/2024	— ^
UZS**	17,767,859	USD	1,418	ICBCSB	1/22/2024	15
KZT**	1,024,790	USD	2,198	ICBCSB	1/26/2024	34
THB	11,690	USD	329	SCB	2/6/2024	14
INR**	30,200	USD	362	CGM	2/13/2024	1
USD	361	NGN**	330,000	SCB	7/8/2024	89
Total unrealized appreciation						225
USD	809	IDR**	12,644,258	CGM	1/2/2024	(12)
HUF	1,114,324	EUR	2,915	SCB	1/4/2024	(6)
USD	2,238	PEN**	8,383	CGM	1/5/2024	(28)
USD	736	ZAR	13,849	SCB	1/11/2024	(21)
UZS**	5,416,800	USD	456	JPM	1/11/2024	(17)
CLP**	331,000	USD	377	CGM	1/16/2024	(2)
USD	595	KZT**	274,000	ICBCSB	1/16/2024	(3)
USD	1,315	RON	6,077	SCB	1/16/2024	(33)
UZS**	5,900,000	USD	494	JPM	1/16/2024	(17)
CZK	34,550	EUR	1,402	SCB	1/29/2024	(6)
BRL**	9,480	USD	1,960	CGM	2/2/2024	(11)
USD	285	INR**	23,800	CGM	2/13/2024	(1)
USD	1,285	IDR**	19,877,879	CGM	3/1/2024	(6)
USD	8,432	EUR	7,695	SCB	3/20/2024	(90)
NGN**	330,000	USD	367	SCB	7/8/2024	(95)
Total unrealized depreciation						(348)
Net unrealized depreciation						$(123)

**	Non-deliverable.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
Euro-Bobl	(22)	3/7/2024	EUR	$(2,200)	$(2,897)	$(49)
Euro-Bund	(21)	3/7/2024	EUR	(2,100)	(3,181)	(97)
U.S. Treasury 2 Year Note	(25)	3/28/2024	USD	(5,000)	(5,148)	(49)
U.S. Treasury 5 Year Note	(36)	3/28/2024	USD	(3,600)	(3,916)	(78)
U.S. Treasury 10 Year Note	(24)	3/19/2024	USD	(2,400)	(2,709)	(71)
U.S. Treasury 10 Year Ultra Note	(10)	3/19/2024	USD	(1,000)	(1,180)	(40)
Net unrealized depreciation						$(384)

CENTRALLY CLEARED CREDIT DEFAULT SWAP  - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
United Mexican States	1.00	Quarterly	12/20/2028	1,300	(5)	(2)	(7)
Total Buy Protection					(5)	(2)	(7)

CENTRALLY CLEARED CREDIT DEFAULT SWAP - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)		Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	6/20/2024	275	—	^	1	1
Total Sell Protection					—	^	1	1

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAPS
Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

4 week TIIE monthly	10.63 monthly	Pay	9/24/2025	MXN 75,400	14	35	49
4 week TIIE monthly	9.52 monthly	Pay	9/14/2033	MXN 13,900	9	49	58
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 25,350	2	28	30
1 day CDI at termination	10.94 at termination	Pay	1/2/2026	BRL 12,340	13	27	40
1 day CDI at termination	10.30 at termination	Pay	1/2/2029	BRL 2,100	—	4	4
1 day MIBOR semi-annually	6.65 semi-annually	Pay	8/25/2028	INR 43,100	—	10	10
Total unrealized appreciation					38	153	191

1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 51,000	—	(1)	(1)
Total unrealized depreciation					—	(1)	(1)
Net unrealized appreciation					38	152	190

OTC CREDIT DEFAULT SWAP - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)		Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	260	—	^	1	1
Total						—	^	1	1

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 77.7%

Auto Components - 0.4%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 9.97%, 5/11/2028(1)	$296	$220

Automobile Components - 0.1%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.35%, 5/11/2028(1)	67	72

Building Products - 0.6%
CP Atlas Buyer, Inc. Term Loan B
(SOFR + 3.75%), 9.21%, 11/23/2027(1)	406	399

Capital Markets - 3.4%
Edelman Financial Center LLC Second Lien Term Loan
(SOFR + 6.75%), 12.22%, 7/20/2026(1)	1,250	1,248
Edelman Financial Engines Center LLC First Lien Term Loan
(SOFR + 3.50%), 8.97%, 4/7/2028(1)	859	859
		2,107
Commercial Services - 3.5%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.71%, 12/21/2028(1)	570	519
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.41%, 7/19/2028(1)	1,480	1,206
New SK Holdco Sub LLC Term Loan
(SOFR + 6.75%), 12.21%, 6/30/2027(1)	501	495
		2,220
Commercial Services & Supplies - 5.4%
Neptune BidCo US, Inc. First Lien Term Loan B
(SOFR + 5.00%), 10.51%, 4/11/2029(1)	1,146	1,044
OMNIA Partners LLC Term Loan
(SOFR + 4.25%), 9.63%, 7/25/2030(1)	357	359
Ryan LLC Term Loan
(SOFR + 4.50%), 9.86%, 11/14/2030(1)	792	793
Spin Holdco, Inc. Term Loan
(SOFR + 4.00%), 9.62%, 3/4/2028(1)	742	650
VT Topco, Inc. First Lien Term Loan
(SOFR + 4.25%), 9.61%, 8/9/2030(1)	475	477
		3,323
Communications Equipment - 4.8%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.12%, 12/1/2027(1)	3,010	3,002
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.62%, 12/1/2028(1)	25	25
		3,027
Construction & Engineering - 4.3%
CD&R Hydra Buyer, Inc. Second Lien Term Loan
(SOFR + 8.00%), 13.46%, 4/30/2026(1)	484	478
CD&R Hydra Buyer, Inc. Term Loan
(SOFR + 4.25%), 9.71%, 12/11/2024(1)	2,188	2,193
		2,671
Containers & Packaging - 1.4%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.23%, 6/28/2028(1)	973	895

Distributors - 1.4%
Verde Purchaser LLC Term Loan
(SOFR + 5.00%), 10.35%, 11/30/2030(1)	900	872

Diversified Consumer Services - 1.5%
KUEHG Corp. Term Loan
(SOFR + 5.00%), 10.35%, 6/12/2030(1)	948	951

Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.47%, 3/9/2027(1)	173	148

Electrical Equipment - 1.1%
Roper Industrial Products Investment Co. LLC First Lien Term Loan
(SOFR + 4.00%), 9.35%, 11/22/2029(1)	701	702

Entertainment - 1.6%
J&J Ventures Gaming LLC Term Loan
(SOFR + 4.25%), TBD, 4/26/2028(1)	643	632
(SOFR + 4.25%), 9.72%, 4/26/2028(1)	357	351
		983
Financial Services - 1.2%
Trans Union LLC Term Loan B5
(SOFR + 1.75%), 7.21%, 11/16/2026(1)	735	735

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
Financials - 1.7%
GoodRx, Inc. First Lien Term Loan
(SOFR + 2.75%), 8.21%, 10/10/2025(1)	$1,061	$1,060

Food - 0.8%
Chefs' Warehouse, Inc. Term Loan
(SOFR + 4.75%), 10.21%, 8/23/2029(1)	505	504

Food Products - 3.4%
B&G Foods, Inc. Term Loan B4
(SOFR + 2.50%), 7.86%, 10/10/2026(1)	1,036	1,026
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.34%, 5/23/2025(1)	483	385
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.65%, 5/23/2025(1)	299	239
H-Food Holdings LLC Term Loan B3
(SOFR + 5.00%), 10.65%, 5/23/2025(1)	356	285
Shearer's Foods LLC First Lien Term Loan
(SOFR + 3.50%), 8.97%, 9/23/2027(1)	117	117
		2,052
Food Service - 2.0%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 10.97%, 5/15/2028(1)	1,190	1,130
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	213	101
		1,231
Health Care Equipment & Supplies - 2.2%
GHX Ultimate Parent Corp. First Lien Term Loan
(SOFR + 4.75%), 10.12%, 6/30/2027(1)	95	95
Medline Borrower LP Term Loan
(SOFR + 3.00%), 8.47%, 10/23/2028(1)	1,242	1,247
		1,342
Health Care Providers & Services - 2.5%
Surgery Center Holdings, Inc. Term Loan
(SOFR + 3.50%), 8.86%, 12/19/2030(1)	1,567	1,572

Hotels, Restaurants & Leisure - 2.5%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.11%, 9/30/2030(1)	1,566	1,532

Insurance - 11.3%
Acrisure LLC First Lien Term Loan
(SOFR + 4.25%), 9.90%, 2/15/2027(1)	230	231
Amynta Agency Borrower, Inc. Term Loan
(SOFR + 4.50%), 9.60%, 2/28/2028(1)	1,496	1,496
AssuredPartners, Inc. Term Loan
(SOFR + 3.50%), 8.86%, 2/12/2027(1)	761	762
(SOFR + 3.75%), 9.22%, 2/12/2027(1)	499	499
BroadStreet Partners, Inc. Term Loan
(SOFR + 3.00%), 8.47%, 1/27/2027(1)	1,125	1,125
Hub International Ltd. Term Loan
(SOFR + 4.00%), 9.37%, 11/10/2029(1)	495	497
(SOFR + 4.25%), 9.66%, 6/20/2030(1)	98	98
IMA Financial Group, Inc. Term Loan
(SOFR + 3.75%), 9.22%, 11/1/2028(1)	748	747
NFP Corp. Term Loan
(SOFR + 3.25%), 8.72%, 2/16/2027(1)	755	758
USI, Inc. Term Loan
(SOFR + 3.00%), 8.39%, 11/22/2029(1)	796	796
		7,009
Investment Companies - 4.6%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.75%), 9.21%, 11/9/2026(1)	1,561	1,542
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.71%, 11/5/2029(1)	1,211	1,178
Nexus Buyer LLC Term Loan
(SOFR + 4.50%), 9.86%, 12/31/2030(1)	126	125
		2,845
IT Services - 1.2%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.71%, 12/6/2027(1)	788	769

Life Sciences Tools & Services - 0.2%
Fortrea Holdings, Inc. Term Loan B
(SOFR + 3.75%), 9.11%, 7/1/2030(1)	142	142

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Forest City Enterprises LP Term Loan
(SOFR + 3.50%), 8.97%, 12/8/2025(1)	407	385

Retail - Consumer Staples - 0.1%
Arthur US Finco, Inc. First Lien Term Loan B
(SOFR + 5.25%), 10.60%, 1/1/2038(1)	63	58

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
Software - 10.8%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 4.50%), 9.85%, 9/18/2026(1)	$230	$231
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 6.75%), 12.10%, 9/17/2027(1)	118	119
CommerceHub, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.54%, 12/29/2027(1)	704	665
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.54%, 12/29/2028(1)	60	48
Epicor Software Corp. Term Loan C
(SOFR + 3.25%), 8.72%, 7/30/2027(1)	1,039	1,041
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.50%, 3/1/2029(1)	924	628
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.25%, 7/27/2027(1)	776	458
SS&C Technologies Holdings, Inc. Term Loan B3
(SOFR + 1.75%), 7.22%, 4/16/2025(1)	368	369
SS&C Technologies Holdings, Inc. Term Loan B4
(SOFR + 1.75%), 7.22%, 4/16/2025(1)	348	348
UKG, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.76%, 5/4/2026(1)	1,751	1,754
UKG, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.76%, 5/3/2027(1)	985	985
		6,646
Software & Services - 0.8%
Central Parent LLC First Lien Term Loan
(SOFR + 4.00%), 9.35%, 7/6/2029(1)	496	498

Technology Hardware, Storage & Peripherals - 0.4%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.67%, 12/1/2027(1)	227	214
(SOFR + 4.25%), 9.91%, 12/1/2027(1)	44	41
		255
Transportation - 1.7%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.14%, 8/4/2025(1)	191	168
(SOFR + 5.50%), 11.15%, 8/4/2025(1)	1,037	913
		1,081
Total bank loans (Cost $49,117)		48,306

CORPORATE BONDS - 6.3%

Banks - 1.0%
Goldman Sachs Capital II
(SOFR + 1.03%), 6.41%, 1/16/2024(1)(2)	720	599

Electrical Equipment - 1.5%
Regal Rexnord Corp.
6.30%, 2/15/2030(3)	946	971

Health Care Equipment & Supplies - 0.9%
Medline Borrower LP
3.88%, 4/1/2029(3)	600	543

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.
4.00%, 8/1/2028(3)	648	603
TKC Holdings, Inc.
6.88%, 5/15/2028(3)	274	253
		856
Insurance - 0.5%
Acrisure LLC
4.25%, 2/15/2029(3)	320	289

IT Services - 0.8%
Arches Buyer, Inc.
4.25%, 6/1/2028(3)	585	530

Specialty Retail - 0.2%
Evergreen Acqco 1 LP
9.75%, 4/26/2028(3)	114	121

Total corporate bonds (Cost $3,940)		3,909

No. of Warrants‡

WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10*(4)(5)(6) (Cost $—)	1	—

Shares Held

SHORT-TERM INVESTMENT - 18.4%

INVESTMENT COMPANY - 18.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $11,422)	11,422	11,422

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

Value
Total investments - 102.4% (Cost $64,479)	$63,637
Other assets less liabilities - (2.4%)	(1,481)
Total net assets - 100.0%#	$62,156

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2023.
(2)	Perpetual security. The rate reflected was the rate in effect on December 31, 2023. The maturity date reflects the next call date.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Defaulted security.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $33 or 0.1% of the total net assets as of December 31, 2023, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation
OMNIA Partners LLC Term Loan, delayed-draw	$33	$34	$1
Ryan LLC Term Loan, delayed-draw	$83	$83	$–	^
	$116	$117	$1

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,130	1.8%
Consumer Discretionary	4,404	6.9
Consumer Staples	3,845	6.0
Financials	14,465	22.7
Health Care	4,659	7.3
Industrials	11,092	17.5
Information Technology	11,725	18.4
Materials	895	1.4
Short-Term Investment	11,422	18.0
Total investments	$63,637	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 87.2%

Aerospace & Defense - 11.1%
Boeing Co. (The)*	70	$18,169
Howmet Aerospace, Inc.	467	25,301
Safran SA(1)	105	18,441
TransDigm Group, Inc.	40	40,514
		102,425
Capital Markets - 2.8%
CME Group, Inc.	66	13,894
S&P Global, Inc.	28	12,144
		26,038
Chemicals - 5.0%
Ecolab, Inc.	151	29,939
Linde plc	40	16,265
		46,204
Construction & Engineering - 1.6%
Quanta Services, Inc.	68	14,669
Financial Services - 5.7%
Fidelity National Information Services, Inc.	153	9,213
Visa, Inc., Class A	166	43,194
		52,407
Ground Transportation - 3.3%
Canadian Pacific Kansas City Ltd.(1)	383	30,295
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	28	9,448
Hotels, Restaurants & Leisure - 1.3%
DraftKings, Inc., Class A*	330	11,627
Industrial Conglomerates - 7.4%
General Electric Co.	533	68,032
Insurance - 4.8%
Allstate Corp. (The)	67	9,328
Progressive Corp. (The)	220	34,991
		44,319
IT Services - 0.5%
MongoDB, Inc.*	11	4,620
Life Sciences Tools & Services - 7.6%
Agilent Technologies, Inc.	116	16,146
Avantor, Inc.*	201	4,598
Bio-Techne Corp.	125	9,635
Danaher Corp.	20	4,604
Mettler-Toledo International, Inc.*	14	17,031
Thermo Fisher Scientific, Inc.	33	17,632
		69,646
Personal Care Products - 1.2%
Estee Lauder Cos., Inc. (The), Class A	72	10,545
Pharmaceuticals - 1.5%
Eli Lilly & Co.	24	13,847
Professional Services - 1.4%
Verisk Analytics, Inc.	54	12,990
Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.	67	33,157
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	176	18,347
		51,504
Software - 19.6%
Adobe, Inc.*	86	51,199
Microsoft Corp.(2)	343	129,056
		180,255
Specialized REITs - 4.8%
Crown Castle, Inc.	342	39,376
Equinix, Inc.	6	4,624
		44,000
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	86	9,344
Total common stocks (Cost $675,597)		802,215

	No. of Contracts‡

OPTIONS PURCHASED - 2.8%

Call Options - 1.9%
Broadline Retail - 0.7%
Amazon.com, Inc.
3/15/2024 at USD 150.00; Notional Amount: USD 84,965	5,592	5,802

Hotels, Restaurants & Leisure - 0.1%
DraftKings, Inc.
2/2/2024 at USD 35.00; Notional Amount: USD 17,784	5,045	1,047

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc.
3/15/2024 at USD 140.00; Notional Amount: USD 32,931	2,234	3,669
Marvell Technology, Inc.
3/15/2024 at USD 60.00; Notional Amount: USD 30,921	5,127	2,550
Micron Technology, Inc.
3/15/2024 at USD 90.00; Notional Amount: USD 66,446	7,786	2,375
Taiwan Semiconductor Manufacturing Co. Ltd.
3/15/2024 at USD 105.00; Notional Amount: USD 16,224	1,560	827
		9,421
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.
3/15/2024 at USD 110.00; Notional Amount: USD 26,274	2,420	956

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	No. of Contracts‡	Value
Total Call Options		$17,226

Put Options - 0.9%
Aerospace & Defense - 0.1%
Boeing Co. (The)
2/16/2024 at USD 260.00; Notional Amount: USD 18,194	698	661

Equity Funds - 0.2%
SPDR S&P 500 ETF Trust
3/15/2024 at USD 465.00; Notional Amount: USD 171,064	3,599	2,120

Industrial Conglomerates - 0.1%
General Electric Co.
3/15/2024 at USD 125.00; Notional Amount: USD 23,675	1,855	793

Software - 0.5%
Adobe, Inc.
2/16/2024 at USD 620.00; Notional Amount: USD 40,449	678	2,259
Microsoft Corp.
2/16/2024 at USD 365.00; Notional Amount: USD 126,763	3,371	2,849
		5,108
Total Put Options		8,682
Total Options Purchased (Cost $25,576)		25,908

	Shares Held

SHORT-TERM INVESTMENT - 10.2%

INVESTMENT COMPANY - 10.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $94,235)	94,235	94,235

Total investments - 100.2% (Cost $795,408)		922,358
Written Option Contracts - (0.2)% (Premium received $(1,219))		(2,139)
Other assets less liabilities - 0.0%^		207
Total net assets - 100.0%#		$920,426

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Kansas City Ltd.	Canada	USD
Safran SA	France	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$28,776	3.1%
Consumer Staples	10,545	1.1
Financials	124,883	13.6
Health Care	92,940	10.1
Industrials	229,867	24.9
Information Technology	250,908	27.2
Materials	46,203	5.0
Real Estate	44,001	4.8
Short-Term Investment	94,235	10.2
Total investments	$922,358	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$18,441	2.0%
USD	903,917	98.0
Total investments	$922,358	100.0%

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	37,940	USD	27,709	JPM	1/18/2024	$930
EUR	2,956	USD	3,254	JPM	1/24/2024	12
Total unrealized appreciation						942
CAD	2,317	USD	1,756	JPM	1/18/2024	(7)
USD	57,494	CAD	78,396	JPM	1/18/2024	(1,684)
USD	20,262	EUR	18,891	JPM	1/24/2024	(611)
Total unrealized depreciation						(2,302)
Net unrealized depreciation						$(1,360)

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Option

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized (Depreciation)
669	NVIDIA Corp.	$470.00	$33,130	01/19/24	$(1,219)	$(2,139)	$(920)
Total written option contracts					$(1,219)	$(2,139)	$(920)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.1%

Brazil - 0.8%
NU Holdings Ltd., Class A*	214	$1,782

Canada - 1.2%
CAE, Inc.*	124	2,674

China - 1.0%
Silergy Corp.	131	2,134

Denmark - 2.9%
Ascendis Pharma A/S, ADR*	35	4,459
Vestas Wind Systems A/S*	61	1,951
		6,410
Germany - 6.6%
adidas AG	21	4,308
Gerresheimer AG	65	6,751
Nemetschek SE	16	1,358
Sartorius AG (Preference)	6	2,042
		14,459
Hong Kong - 2.4%
Techtronic Industries Co. Ltd.	448	5,337

Italy - 1.2%
Brunello Cucinelli SpA	16	1,596
Moncler SpA	15	901
		2,497
Japan - 1.6%
Obic Co. Ltd.	21	3,601

Netherlands - 3.3%
Argenx SE, ADR*	17	6,320
Redcare Pharmacy NV*(1)	7	974
		7,294
Sweden - 0.4%
MIPS AB(1)	26	946

Switzerland - 0.5%
On Holding AG, Class A*	41	1,110

United Kingdom - 8.3%
London Stock Exchange Group plc	55	6,493
Melrose Industries plc	974	7,043
Smiths Group plc	212	4,756
		18,292
United States - 64.9%
Advanced Micro Devices, Inc.*	35	5,147
Arista Networks, Inc.*	13	3,088
Atlassian Corp., Class A*	26	6,221
Bentley Systems, Inc., Class B	83	4,335
BJ's Wholesale Club Holdings, Inc.*	21	1,389
Boston Scientific Corp.*	114	6,597
Cava Group, Inc.*(2)	16	682
Ceridian HCM Holding, Inc.*	54	3,603
Clearwater Analytics Holdings, Inc., Class A*	144	2,889
Equifax, Inc.	7	1,649
Exact Sciences Corp.*	39	2,876
Five Below, Inc.*	14	2,895
Guidewire Software, Inc.*	41	4,471
Hubbell, Inc.	8	2,535
HubSpot, Inc.*	6	3,487
Ingersoll Rand, Inc.	53	4,131
iRhythm Technologies, Inc.*	30	3,206
Lattice Semiconductor Corp.*	92	6,359
Live Nation Entertainment, Inc.*	24	2,266
MACOM Technology Solutions Holdings, Inc.*	47	4,399
MarketAxess Holdings, Inc.	8	2,458
Monolithic Power Systems, Inc.	6	3,888
ON Semiconductor Corp.*	61	5,068
Pool Corp.	6	2,424
Quanta Services, Inc.	14	2,970
ROBLOX Corp., Class A*	55	2,509
S&P Global, Inc.	11	4,641
Saia, Inc.*	10	4,481
Shockwave Medical, Inc.*	13	2,491
Spotify Technology SA*	20	3,790
Take-Two Interactive Software, Inc.*	7	1,107
Tradeweb Markets, Inc., Class A	48	4,329
Trex Co., Inc.*	50	4,157
Twist Bioscience Corp.*	40	1,458
Tyler Technologies, Inc.*	10	4,204
Veeva Systems, Inc., Class A*	43	8,289
WESCO International, Inc.	12	2,079
West Pharmaceutical Services, Inc.	14	4,858
Wingstop, Inc.	7	1,706
Workiva, Inc., Class A*	42	4,245
		143,377
Total common stocks (Cost $148,042)		209,913

SHORT-TERM INVESTMENT - 3.9%

INVESTMENT COMPANY - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%(3) (Cost $8,685)	8,685	8,685

Total investments - 99.0% (Cost $156,727)		218,598
Other assets less liabilities - 1.0%		2,220
Total net assets - 100.0%#		$220,818

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $1,920 or 0.9% of net assets.
(2)	All or a portion of security is on loan at December 31, 2023.
(3)	Security is partially used as collateral for securities lending. At December 31, 2023, the Fund had loaned securities with a total value of $645. This was collateralized by cash of $686 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$9,672	4.4%
Consumer Discretionary	16,568	7.6
Consumer Staples	2,363	1.1
Financials	19,703	9.0
Health Care	49,346	22.6
Industrials	47,366	21.6
Information Technology	64,895	29.7
Short-Term Investment	8,685	4.0
Total investments	$218,598	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$2,674	1.2%
DKK	1,951	0.9
EUR	17,930	8.2
GBP	18,292	8.4
HKD	5,337	2.4
JPY	3,601	1.7
SEK	946	0.4
TWD	2,134	1.0
USD	165,733	75.8
Total investments	$218,598	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value

COMMON STOCKS - 98.7%

Belgium - 2.6%
D'ieteren Group	16		$3,146
UCB SA	10		897
			4,043
Canada - 2.9%
Canadian National Railway Co.	19		2,363
Canadian Pacific Kansas City Ltd.	28		2,200
			4,563
Chile - 1.1%
Holding Bursatil Regional SA*	336		1,717

Denmark - 5.0%
NKT A/S*	2		145
Novo Nordisk A/S, ADR	2		197
Novo Nordisk A/S, Class B	73		7,497
			7,839
France - 5.8%
Air Liquide SA	37		7,134
AXA SA	59		1,934
			9,068
Germany - 2.3%
AIXTRON SE	70		2,972
Deutsche Bank AG	48		657
			3,629
Indonesia - 0.4%
Mitra Adiperkasa Tbk. PT	5,698		662

Ireland - 1.5%
AerCap Holdings NV*	33		2,433

Italy - 4.9%
BFF Bank SpA(1)	640		7,293
Wizz Air Holdings plc*(1)	17		468
			7,761
Japan - 3.6%
Keisei Electric Railway Co. Ltd.	41		1,928
Nippon Sanso Holdings Corp.	97		2,603
Otsuka Holdings Co. Ltd.	32		1,193
			5,724
Mexico - 1.5%
Wal-Mart de Mexico SAB de CV	560		2,353

Netherlands - 1.3%
ASML Holding NV	1		1,076
ASML Holding NV, ADR	—	^	139
Wolters Kluwer NV	6		802
			2,017
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(2)(3)(4)	136		—
Sberbank of Russia PJSC(2)(3)(4)	1,137		—
			—
Switzerland - 8.9%
Medacta Group SA(1)	5		815
Temenos AG	36		3,334
UBS Group AG	319		9,911
			14,060
United Kingdom - 4.0%
BAE Systems plc	257		3,641
Domino's Pizza Group plc	543		2,606
			6,247
United States - 52.9%
Alphabet, Inc., Class C*	27		3,804
Amazon.com, Inc.*	55		8,295
Cigna Group (The)	19		5,599
Crown Castle, Inc., REIT	33		3,811
Ferguson plc	21		4,008
General Electric Co.	42		5,349
Halozyme Therapeutics, Inc.*	142		5,244
Interactive Brokers Group, Inc., Class A	19		1,569
Intuit, Inc.	6		3,686
Legend Biotech Corp., ADR*	12		699
Linde plc	4		1,616
Lowe's Cos., Inc.	7		1,550
McDonald's Corp.	8		2,364
Meta Platforms, Inc., Class A*	19		6,653
Microsoft Corp.	8		3,038
Natera, Inc.*	56		3,514
Nestle SA	15		1,793
Netflix, Inc.*	11		5,251
PepsiCo, Inc.	19		3,295
Stryker Corp.	7		1,977
T-Mobile US, Inc.	17		2,759
Trane Technologies plc	4		883
Union Pacific Corp.	6		1,491
Visa, Inc., Class A	15		3,778
Willis Towers Watson plc	5		1,099
			83,125
Total common stocks (Cost $132,195)			155,241

MASTER LIMITED PARTNERSHIP - 0.4%

United States - 0.4%
Enterprise Products Partners LP (Cost $556)	21		552

SHORT-TERM INVESTMENT - 0.2%

INVESTMENT COMPANY - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $355)	355		355

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

Value

Total investments - 99.3% (Cost $133,106)	$156,148
Other assets less liabilities - 0.7%	1,074
Total net assets - 100.0%#	$157,222

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $8,576 or 5.5% of net assets.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$18,467	11.8%
Consumer Discretionary	18,623	11.9
Consumer Staples	7,441	4.8
Energy	552	0.4
Financials	27,958	17.9
Health Care	27,632	17.7
Industrials	25,711	16.5
Information Technology	14,245	9.1
Materials	11,353	7.3
Real Estate	3,811	2.4
Short-Term Investment	355	0.2
Total investments	$156,148	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$4,563	2.9%
CHF	15,853	10.2
CLP	1,717	1.1
DKK	7,642	4.9
EUR	25,911	16.6
GBP	6,715	4.3
IDR	662	0.4
JPY	5,724	3.7
MXN	2,353	1.5
RUB	—	0.0
USD	85,008	54.4
Total investments	$156,148	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.6%

Brazil - 1.2%
NU Holdings Ltd., Class A*	3,945	$32,860

Canada - 1.3%
Shopify, Inc., Class A*	447	34,827

China - 1.4%
Tencent Holdings Ltd.	1,007	37,867

Denmark - 6.7%
Novo Nordisk A/S, Class B	1,313	135,780
Vestas Wind Systems A/S*	1,527	48,460
		184,240
Germany - 1.1%
adidas AG	150	30,502

Hong Kong - 3.7%
Techtronic Industries Co. Ltd.	8,482	101,079

Japan - 4.0%
Hoya Corp.	382	47,725
Keyence Corp.	142	62,340
		110,065
Netherlands - 2.0%
Argenx SE, ADR*	149	56,809

Sweden - 1.7%
Hexagon AB, Class B	4,004	48,015

Switzerland - 4.5%
ABB Ltd.	250	11,084
Cie Financiere Richemont SA	158	21,808
Lonza Group AG	106	44,474
UBS Group AG	1,514	46,970
		124,336
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	417	43,367

United Kingdom - 5.5%
AstraZeneca plc	507	68,473
London Stock Exchange Group plc	707	83,583
		152,056
United States - 60.9%
Advanced Micro Devices, Inc.*	1,136	167,469
Airbnb, Inc., Class A*	247	33,637
Alphabet, Inc., Class A*	522	72,878
Amazon.com, Inc.*	430	65,342
Arista Networks, Inc.*	162	38,065
Atlassian Corp., Class A*	469	111,620
Boston Scientific Corp.*	2,129	123,084
Chipotle Mexican Grill, Inc.*	35	80,531
CoStar Group, Inc.*	387	33,835
Danaher Corp.	233	53,821
Dexcom, Inc.*	366	45,440
Eaton Corp. plc	125	30,007
Ingersoll Rand, Inc.	749	57,926
Intuit, Inc.	162	101,386
Linde plc	148	60,778
Lululemon Athletica, Inc.*	63	32,374
Microsoft Corp.	181	68,085
Netflix, Inc.*	184	89,498
NextEra Energy, Inc.	516	31,316
ON Semiconductor Corp.*	532	44,402
Quanta Services, Inc.	158	34,161
S&P Global, Inc.	165	72,803
Veeva Systems, Inc., Class A*	481	92,678
Vertex Pharmaceuticals, Inc.*	77	31,275
West Pharmaceutical Services, Inc.	99	34,911
Workday, Inc., Class A*	200	55,302
Xylem, Inc.	133	15,257
		1,677,881
Total common stocks (Cost $1,666,147)		2,633,904

SHORT-TERM INVESTMENT - 3.6%

INVESTMENT COMPANY - 3.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $100,322)	100,322	100,322

Total investments - 99.2% (Cost $1,766,469)		2,734,226
Other assets less liabilities - 0.8%		21,250
Total net assets - 100.0%#		$2,755,476

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$200,243	7.3%
Consumer Discretionary	264,194	9.7
Financials	236,216	8.7
Health Care	734,470	26.9
Industrials	297,973	10.9
Information Technology	774,879	28.3
Materials	60,778	2.2
Real Estate	33,835	1.2
Utilities	31,316	1.1
Short-Term Investment	100,322	3.7
Total investments	$2,734,226	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$124,336	4.5%
DKK	184,240	6.7
EUR	30,502	1.1
GBP	152,056	5.6
HKD	138,946	5.1
JPY	110,065	4.0
SEK	48,015	1.8
USD	1,946,066	71.2
Total investments	$2,734,226	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTE - 60.2%

Albania - 3.8%
Albanian Government Bond
5.00%, 2/24/2026	ALL	16,200	$176
6.00%, 2/13/2028	ALL	12,500	138
5.63%, 11/8/2030	ALL	26,000	268
Republic of Albania
5.90%, 6/9/2028(1)	EUR	1,505	1,695
			2,277
Angola - 1.5%
Republic of Angola
6.93%, 2/19/2027(1)		$80	74
8.25%, 5/9/2028(1)		290	266
9.13%, 11/26/2049(1)		720	587
			927
Bahamas - 5.3%
Commonwealth of the Bahamas
5.75%, 1/16/2024(1)		760	753
6.00%, 11/21/2028(1)		1,210	1,065
9.00%, 6/16/2029(1)		550	532
6.95%, 11/20/2029(1)		302	261
8.95%, 10/15/2032(1)		600	563
			3,174
Benin - 2.0%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,300	1,172
Cameroon - 3.0%
Republic of Cameroon
9.50%, 11/19/2025(1)		890	866
5.95%, 7/7/2032(1)	EUR	1,150	933
			1,799
Colombia - 1.0%
Republic of Colombia
8.00%, 11/14/2035		531	581
Egypt - 2.5%
Arab Republic of Egypt
4.75%, 4/11/2025(1)	EUR	660	662
7.50%, 2/16/2061(1)		1,430	833
			1,495
Iceland - 5.9%
Republic of Iceland
2.50%, 4/15/2024	ISK	230,487	1,661
8.00%, 6/12/2025	ISK	82,000	595
6.75%, 10/15/2026	ISK	175,665	1,255
			3,511
India - 0.5%
Republic of India
7.54%, 5/23/2036	INR	23,000	280
Indonesia - 2.7%
Republic of Indonesia
8.38%, 3/15/2024	IDR	550,000	36
7.50%, 8/15/2032	IDR	6,200,000	426
7.13%, 6/15/2042	IDR	17,250,000	1,159
			1,621
Iraq - 3.4%
Republic of Iraq
5.80%, 1/15/2028(1)		2,178	2,033
Ivory Coast - 2.2%
Republic of Cote d'Ivoire
5.25%, 3/22/2030(1)	EUR	186	184
5.88%, 10/17/2031(1)	EUR	280	276
6.88%, 10/17/2040(1)	EUR	940	867
			1,327
Kenya - 3.0%
Republic of Kenya
6.88%, 6/24/2024(1)		1,840	1,785
Montenegro - 1.1%
Republic of Montenegro
2.88%, 12/16/2027(1)	EUR	100	96
2.55%, 10/3/2029(1)	EUR	630	569
			665
Namibia - 0.8%
Republic of Namibia
5.25%, 10/29/2025(1)		500	493
Nigeria - 0.7%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		280	276
8.25%, 9/28/2051(1)		195	160
			436
Pakistan - 0.9%
Islamic Republic of Pakistan
8.88%, 4/8/2051(1)		900	541
Papua New Guinea - 1.4%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		880	835
Paraguay - 1.4%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(6)(7)(8)(9)		843	854
Peru - 5.7%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	12,660	3,422
Romania - 1.0%
Romania Government Bond
8.75%, 10/30/2028	RON	170	41
8.25%, 9/29/2032	RON	2,115	528
			569
Rwanda - 0.3%
Republic of Rwanda
5.50%, 8/9/2031(1)		200	160
Serbia - 6.1%
Republic of Serbia
7.00%, 10/26/2031	RSD	23,000	226
4.50%, 8/20/2032	RSD	236,330	1,950
1.65%, 3/3/2033(1)	EUR	905	736

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
2.05%, 9/23/2036(1)	EUR	990	$759
			3,671
Suriname - 1.2%
Suriname Government International Bond
4.95%, 7/15/2033(2)		$661	571
Zero Coupon, 12/31/2050(2)		386	175
			746
Tajikistan - 0.8%
Republic of Tajikistan
7.13%, 9/14/2027(1)		520	449
Vietnam - 2.0%
Socialist Republic of Vietnam
4.80%, 11/19/2024(1)		1,180	1,167
Total sovereign government bonds and bond participation note (Cost $34,552)			35,990

CORPORATE BONDS - 10.8%

Brazil - 1.2%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		773	606
Unigel Luxembourg SA
8.75%, 10/1/2026(1)		340	92
			698
Chile - 0.9%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		580	525

Colombia - 1.8%
Aris Mining Corp.
6.88%, 8/9/2026(1)		600	519
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		355	277
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(2)		315	277
			1,073
Czech Republic - 1.8%
Energo-Pro A/S
8.50%, 2/4/2027(1)		600	588
11.00%, 11/2/2028(1)		455	469
			1,057
Dominican Republic - 1.4%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	29,120	521
13.00%, 1/30/2026(1)	DOP	19,430	348
			869
Egypt - 0.8%
Energean plc
6.50%, 4/30/2027(1)		520	472

Mexico - 0.9%
Petroleos Mexicanos
6.95%, 1/28/2060		830	547

Nigeria - 0.9%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		600	549

Peru - 1.1%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)		705	672

Total corporate bonds (Cost $6,467)			6,462

COMMON STOCK - 1.5%

Georgia - 1.5%
Georgia Capital plc* (Cost $727)		69	903

	No. of Contracts‡

OPTIONS PURCHASED - 0.1%

Put Options - 0.1%
Future Equity Index Options - 0.1%
S&P 500 E-Mini Index
12/20/2024 at USD 4,600.00; Notional Amount: USD 1,485	6	53
9/20/2024 at USD 4,300.00; Notional Amount: USD 491	2	8
Total Options Purchased (Cost $84)		61

	Principal Amount

SHORT-TERM INVESTMENTS - 22.8%

SOVEREIGN GOVERNMENT TREASURY BILL - 0.2%
Republic of Albania
3.82%, 11/28/2024(3) (Cost $122)	ALL	11,800	121
U.S. TREASURY OBLIGATIONS - 11.5%
U.S. Treasury Bills
4.61%, 1/16/2024(3)		$5,000	4,990
4.83%, 1/23/2024(3)		1,900	1,894
Total U.S. treasury obligations (Cost $6,883)			6,884

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value

REPURCHASE AGREEMENTS - 4.1%
JPMorgan Chase Bank, N.A., Dated 9/19/23, with an interest rate of 4.70% payable by the Fund, collateralized by Par 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $521(4)	$527	$527
JPMorgan Chase Bank, N.A., Dated 8/15/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 480 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $432(4)	401	401
JPMorgan Chase Bank, N.A., Dated 11/17/23, with an interest rate of 4.25% payable by the Fund, collateralized by Par 740 Arab Republic of Egypt, 5.25% due 10/6/2025 and a market value of $678(4)	641	641
JPMorgan Chase Bank, N.A., Dated 11/17/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 560 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $504(4)	476	476
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 2/2/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 200 Republic of Guatemala, 6.13% due 6/1/2050 and a market value of $191(4)	208	208
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 4/5/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 200 Republic of Guatemala, 6.13% due 6/1/2050 and a market value of $191(4)	200	200
Total Repurchase Agreements (Cost $2,453)		2,453

	Shares Held
INVESTMENT COMPANIES - 7.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%	4,175	4,175
Federated Treasury Obligations Fund - Institutional Class, 5.23%	1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.27%	1	1
Total investment companies (Cost $4,177)		4,177
Total short-term investments (Cost $13,635)		13,635

	Principal Amount	Value
Total investments - 95.4% (Cost $55,465)		$57,051

SECURITIES SOLD SHORT - (4.2)%

SOVEREIGN GOVERNMENT BONDS - (4.2)%

Costa Rica - (0.9)%
Republic of Costa Rica
6.55%, 4/3/2034(1)(5)	(500)	(521)
Egypt - (1.1)%
Arab Republic of Egypt
5.25%, 10/6/2025(1)(5)	(740)	(678)
Guatemala - (0.6)%
Republic of Guatemala
6.13%, 6/1/2050(1)(5)	(400)	(382)
Senegal - (1.6)%
Republic of Senegal
6.25%, 5/23/2033(1)(5)	(1,040)	(936)
Total sovereign government bonds (Proceeds $(2,304))		(2,517)

Total securities sold short (Proceeds $(2,304))		(2,517)

Total investments after securities sold short - 91.2% (Cost $53,161)		54,534
Other assets less liabilities - 8.8%		5,280
Total net assets - 100.0%#		$59,814

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $24,493 or 40.9% of net assets.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Yield to maturity.
(4)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(5)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.
(6)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $854, or 1.4% of total net assets. See notes (B) and (C) in the accompanying notes.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond	08/17/2023 - 12/26/2023	$839	$854	1.4%

(9)	Security is a bond participation note issued by Itau BBA International plc. Bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$3,508	6.1%
Financials	1,833	3.2
Sovereign Government Securities	35,990	63.1
Industrials	525	0.9
Materials	611	1.1
Utilities	949	1.7
Short-Term Investments	13,635	23.9
Total investments	$57,051	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$703	1.2%
DOP	869	1.5
EUR	7,949	13.9
GBP	903	1.6
IDR	1,621	2.8
INR	280	0.5
ISK	3,511	6.2
PEN	3,422	6.0
RON	569	1.0
RSD	2,176	3.8
USD	35,048	61.5
Total investments	$57,051	100.0%

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR**	17,660,755	USD	1,142	JPM	1/2/2024	$5
HUF	41,700	EUR	109	SCB	1/4/2024	— ^
USD	97	PEN**	357	JPM	1/5/2024	1
KZT**	112,000	USD	238	SG	1/8/2024	7
PLN	4,614	EUR	1,062	SCB	1/11/2024	— ^
KZT**	154,000	USD	335	ICBCSB	1/16/2024	2
UZS**	2,100,000	USD	168	ICBCSB	1/16/2024	1
KZT**	34,000	USD	74	CITI	1/19/2024	— ^
KZT**	174,000	USD	355	SG	1/19/2024	25
KZT**	61,000	USD	132	ICBCSB	1/19/2024	1
KZT**	20,000	USD	43	SCB	1/19/2024	1
RON	6,210	EUR	1,247	SCB	1/22/2024	— ^
UZS**	13,771,581	USD	1,100	ICBCSB	1/22/2024	10
KZT**	546,410	USD	1,172	ICBCSB	1/26/2024	18
USD	391	MYR**	1,755	GS	1/29/2024	7
INR**	40,300	USD	483	JPM	2/13/2024	1
IDR**	3,100,000	USD	201	JPM	3/1/2024	1
USD	394	EUR	354	SCB	3/20/2024	2
UGX**	1,260,000	USD	316	SCB	6/18/2024	10
USD	333	NGN**	305,000	SCB	7/8/2024	82
Total unrealized appreciation						174
USD	1,129	IDR**	17,660,755	JPM	1/2/2024	(18)
HUF	1,016,431	EUR	2,659	SCB	1/4/2024	(6)
USD	3,271	PEN**	12,243	JPM	1/5/2024	(38)
PLN	470	EUR	108	SCB	1/11/2024	(— )^
USD	2,317	ZAR	43,558	SCB	1/11/2024	(63)
UZS**	10,404,200	USD	876	JPM	1/11/2024	(33)
USD	514	RON	2,356	SCB	1/16/2024	(9)
UZS**	10,850,000	USD	908	JPM	1/16/2024	(31)
RON	270	EUR	54	SCB	1/22/2024	(— )^
CZK	26,735	EUR	1,085	SCB	1/29/2024	(5)
USD	1,785	CNH	12,720	SCB	1/29/2024	(4)
USD	168	INR**	14,000	JPM	2/13/2024	(— )^
USD	1,142	IDR**	17,660,755	JPM	3/1/2024	(5)
EUR	255	USD	284	SCB	3/20/2024	(2)
USD	14,935	EUR	13,628	SCB	3/20/2024	(156)
USD	282	UGX**	1,260,000	SCB	6/18/2024	(43)
GEL**	2,680	USD	985	ICBCSB	6/24/2024	(5)
USD	963	GEL**	2,680	ICBCSB	6/24/2024	(16)
NGN**	305,000	USD	338	SCB	7/8/2024	(88)
Total unrealized depreciation						(522)
Net unrealized depreciation						$(348)

**     Non-deliverable.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Long Positions Contracts
U.S. Treasury Ultra Bond	2	3/19/2024	USD	$200	$267	$24
						24
Short Positions Contracts
Euro-Bobl	(36)	3/7/2024	EUR	(3,600)	(4,740)	(85)
Euro-BTP	(11)	3/7/2024	EUR	(1,100)	(1,447)	(57)
Euro-Bund	(25)	3/7/2024	EUR	(2,500)	(3,787)	(116)
Euro-Schatz	(4)	3/7/2024	EUR	(400)	(470)	(3)
S&P 500 E-Mini Index	(2)	3/15/2024	USD	— ^	(482)	(21)
U.S. Treasury 2 Year Note	(24)	3/28/2024	USD	(4,800)	(4,942)	(47)
U.S. Treasury 5 Year Note	(28)	3/28/2024	USD	(2,800)	(3,046)	(58)
U.S. Treasury 10 Year Note	(18)	3/19/2024	USD	(1,800)	(2,032)	(43)
U.S. Treasury 10 Year Ultra Note	(17)	3/19/2024	USD	(1,700)	(2,006)	(60)
						(490)
Net unrealized depreciation						$(466)

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS  - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)		Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	1,650	59	(49)		10
Federative Republic of Brazil	1.00	Quarterly	12/20/2028	750	19	(9)		10
Hungary	1.00	Quarterly	6/20/2027	965	29	(27)		2
Hungary	1.00	Quarterly	6/20/2028	300	9	(5)		4
Hungary	1.00	Quarterly	12/20/2028	1,000	17	(—	) ^	17
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(11)	(8)		(19)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(27)	(8)		(35)
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(10)	(3)		(13)
Kingdom of Spain	1.00	Quarterly	6/20/2033	870	(14)	(4)		(18)
Kingdom of Spain	1.00	Quarterly	12/20/2033	450	(9)	(—	)^	(9)
Malaysia	1.00	Quarterly	12/20/2027	500	(6)	(6)		(12)
Malaysia	1.00	Quarterly	6/20/2028	1,000	(18)	(8)		(26)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	24	(23)		1
Republic of Chile	1.00	Quarterly	6/20/2028	750	(6)	(12)		(18)
Republic of Chile	1.00	Quarterly	12/20/2028	660	(11)	(5)		(16)
Republic of Chile	1.00	Quarterly	6/20/2032	950	48	(51)		(3)
Republic of Colombia	1.00	Quarterly	6/20/2028	100	7	(6)		1
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	3	(14)		(11)
Republic of Indonesia	1.00	Quarterly	6/20/2028	1,300	(8)	(11)		(19)
Republic of Indonesia	1.00	Quarterly	12/20/2028	2,300	(30)	(1)		(31)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	42	(24)		18
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(3)		(4)
Republic of Peru	1.00	Quarterly	6/20/2032	300	13	(10)		3
Republic of Peru	1.00	Quarterly	12/20/2032	660	38	(27)		11
Republic of Poland	1.00	Quarterly	6/20/2027	325	1	(7)		(6)
Republic of Poland	1.00	Quarterly	12/20/2027	160	3	(6)		(3)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(10)	(9)		(19)
Republic of Poland	1.00	Quarterly	12/20/2028	600	(10)	(—	)^	(10)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	40	(19)		21
Republic of South Africa	1.00	Quarterly	6/20/2032	765	96	(1)		95
Republic of South Africa	1.00	Quarterly	12/20/2032	220	33	(4)		29
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	402	(57)		345
State of Qatar	1.00	Quarterly	12/20/2032	200	(4)	(—	)^	(4)
State of Qatar	1.00	Quarterly	6/20/2033	100	(2)	—	^	(2)
United Mexican States	1.00	Quarterly	12/20/2027	175	2	(4)		(2)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	8	(35)		(27)
United Mexican States	1.00	Quarterly	12/20/2028	2,400	(5)	(8)		(13)
Total Buy Protection					711	(464)		247

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)		Value ($)
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	290	5	2		7
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2028	125	3	—	^	3
Republic of South Africa	1.00	Quarterly	6/20/2024	40	— ^	—	^	—	^
Republic of Turki (The)	1.00	Quarterly	6/20/2024	800	(14)	17		3
Total Sell Protection					(6)	19		13

CENTRALLY CLEARED INTEREST RATE SWAPS
Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 11,400	2	11	13
4 week TIIE monthly	10.35 monthly	Pay	11/5/2025	MXN 62,850	4	25	29
1 day MIBOR semi-annually	6.39 semi-annually	Pay	7/12/2028	INR 110,800	(10)	19	9
1 day CAONREPO semi-annually	4.83 semi-annually	Pay	10/25/2025	CAD 7,950	13	76	89
Total unrealized appreciation					9	131	140

4 week TIIE monthly	9.22 monthly	Receive	10/26/2033	MXN 15,400	(2)	(43)	(45)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,625	(149)	(75)	(224)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	10	(111)	(101)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(11)	(3)	(14)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(10)	(10)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(29)	(32)
3 month TELBOR quarterly	4.33 annually	Receive	10/25/2033	ILS 1,850	—	(27)	(27)
3 month TELBOR quarterly	4.00 annually	Receive	10/25/2028	ILS 3,350	—	(26)	(26)
6 month WIBOR semi-annually	4.54 annually	Receive	10/2/2028	PLN 5,100	7	(11)	(4)
1 day CLICP semi-annually	6.39 semi-annually	Receive	9/26/2025	CLP 3,080,000	(4)	(33)	(37)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(2)	(2)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(22)	(22)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	(1)	(1)
1 day CAONREPO semi-annually	4.22 semi-annually	Receive	10/25/2033	CAD 1,580	— ^	(113)	(113)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(6)	(6)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(2)	(2)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	1	—
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 308,800	(22)	(24)	(46)
Total unrealized depreciation					(175)	(537)	(712)
Net unrealized depreciation					(166)	(406)	(572)

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

December 31, 2023 (Unaudited)

OTC CREDIT DEFAULT SWAP - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)		Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	340	—	^	1	1
Total						—	^	1	1

OTC INTEREST RATE SWAPS
Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)		Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	7		(6)	1
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 450	—	^	(1)	(1)
Total						7		(7)	—	^

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 92.2%

Belgium - 1.2%
Groupe Bruxelles Lambert NV	328	$25,760

China - 2.2%
Alibaba Group Holding Ltd.	5,075	49,134

France - 7.5%
Danone SA	1,548	100,273
Sodexo SA	285	31,301
TotalEnergies SE	518	35,246
		166,820
Germany - 5.3%
Daimler Truck Holding AG	587	22,055
Heidelberg Materials AG	1,080	96,482
		118,537
Japan - 1.2%
Nintendo Co. Ltd.	494	25,798

Netherlands - 8.2%
Heineken NV	474	48,113
Koninklijke Philips NV*	2,883	67,116
Shell plc	2,076	68,038
		183,267
South Korea - 5.0%
Samsung Electronics Co. Ltd.(1)	1,850	112,490

Switzerland - 11.5%
Cie Financiere Richemont SA	335	46,071
Novartis AG	963	97,200
Swatch Group AG (The)	13	3,649
UBS Group AG	3,565	110,616
		257,536
United Kingdom - 10.1%
BAE Systems plc	4,388	62,118
Compass Group plc	3,126	85,517
Lloyds Banking Group plc	58,049	35,302
Reckitt Benckiser Group plc	628	43,402
		226,339
United States - 40.0%
Alphabet, Inc., Class A*	661	92,373
American Express Co.	413	77,462
Bank of New York Mellon Corp. (The)	1,694	88,195
Berkshire Hathaway, Inc., Class B*	225	80,411
Charles Schwab Corp. (The)	779	53,569
Citigroup, Inc.	956	49,185
Dentsply Sirona, Inc.	945	33,637
Elevance Health, Inc.	198	93,248
Expedia Group, Inc.*	297	45,094
Lam Research Corp.	48	37,374
Marsh & McLennan Cos., Inc.	295	55,980
Meta Platforms, Inc., Class A*	255	90,433
Progressive Corp. (The)	429	68,378
Southwest Airlines Co.	919	26,546
		891,885
Total common stocks (Cost $1,369,861)		2,057,566

SHORT-TERM INVESTMENT - 6.5%

INVESTMENT COMPANY - 6.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $144,369)	144,369	144,369

Total investments - 98.7% (Cost $1,514,230)		2,201,935
Other assets less liabilities - 1.3%		28,826
Total net assets - 100.0%#		$2,230,761

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $112,490, or 5.0% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$208,604	9.5%
Consumer Discretionary	260,766	11.8
Consumer Staples	191,788	8.7
Energy	103,284	4.7
Financials	644,858	29.3
Health Care	291,201	13.2
Industrials	110,719	5.0
Information Technology	149,864	6.8
Materials	96,482	4.4
Short-Term Investment	144,369	6.6
Total investments	$2,201,935	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CHF	$257,536	11.7%
EUR	426,346	19.4
GBP	294,377	13.4
HKD	49,134	2.2
JPY	25,798	1.2
KRW	112,490	5.1
USD	1,036,254	47.0
Total investments	$2,201,935	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value

CORPORATE BONDS - 73.4%

Aerospace & Defense - 0.1%
Bombardier, Inc.
7.88%, 4/15/2027(1)(2)	$7,337	$7,338

Automobile Components - 0.1%
Patrick Industries, Inc.
4.75%, 5/1/2029(1)	7,361	6,703

Broadline Retail - 1.9%
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	13,634
4.25%, 8/1/2031	21,278	17,703
4.38%, 4/1/2030	56,341	49,009
5.00%, 1/15/2044	98,226	69,810
		150,156
Building Products - 0.3%
Eco Material Technologies, Inc.
7.88%, 1/31/2027(1)	23,622	23,622

Capital Markets - 0.6%
AG Issuer LLC
6.25%, 3/1/2028(1)	46,621	46,344

Chemicals - 2.2%
Consolidated Energy Finance SA
5.63%, 10/15/2028(1)(2)	19,189	16,249
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(1)	9,429	7,973
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	27,465
5.25%, 12/15/2029(2)	91,452	87,988
5.65%, 12/1/2044(2)	4,854	4,232
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)	35,487	30,785
		174,692
Commercial Services & Supplies - 0.9%
Neptune Bidco US, Inc.
9.29%, 4/15/2029(1)	75,956	70,829

Construction & Engineering - 0.4%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)	32,372	29,539

Consumer Finance - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030	8,312	8,556

Containers & Packaging - 0.8%
Iris Holding, Inc.
10.00%, 12/15/2028(1)	39,938	34,759
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)	22,731	21,253
Sealed Air Corp.
5.00%, 4/15/2029(1)	5,078	4,911
		60,923
Distributors - 1.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)	4,150	3,700
Verde Purchaser LLC
10.50%, 11/30/2030(1)	29,753	29,981
Windsor Holdings III LLC
8.50%, 6/15/2030(1)	43,264	45,212
		78,893
Diversified REITs - 1.1%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	44,385
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)	31,343	26,393
Uniti Group LP
4.75%, 4/15/2028(1)	17,806	15,347
		86,125
Diversified Telecommunication Services - 8.4%
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	6,315
5.13%, 7/15/2029(1)(2)	52,694	40,997
5.50%, 1/15/2028(1)(2)	7,974	6,567
5.50%, 10/15/2029(1)(2)	118,339	92,792
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	83,542
4.25%, 1/15/2034(1)	24,208	19,672
4.50%, 8/15/2030(1)	81,193	73,194
4.50%, 5/1/2032	94,019	80,524
4.75%, 3/1/2030(1)	31,605	28,879
5.13%, 5/1/2027(1)	26,053	25,172
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)	119,458	105,321
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	22,046	19,628
5.50%, 5/15/2029(1)(2)	27,393	26,468
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	31,931	25,602
6.13%, 3/1/2028(1)	40,256	29,566
		664,239
Electrical Equipment - 1.3%
Regal Rexnord Corp.
6.05%, 2/15/2026(1)	1,768	1,788
6.05%, 4/15/2028(1)	3,998	4,047
6.30%, 2/15/2030(1)	47,835	49,074
6.40%, 4/15/2033(1)	46,270	48,226
		103,135
Food Products - 0.4%
B&G Foods, Inc.
5.25%, 9/15/2027	23,741	21,568
H-Food Holdings LLC
8.50%, 6/1/2026(1)	78,005	7,410
		28,978

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
Health Care Equipment & Supplies - 2.6%
Medline Borrower LP
3.88%, 4/1/2029(1)	$164,867	$149,063
5.25%, 10/1/2029(1)	56,098	52,877
		201,940
Health Care Providers & Services - 0.3%
HCA, Inc.
3.50%, 9/1/2030	14,382	13,038
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	5,926	5,904
		18,942
Hotel & Resort REITs - 0.4%
XHR LP
4.88%, 6/1/2029(1)	32,812	30,203

Hotels, Restaurants & Leisure - 13.3%
Acushnet Co.
7.38%, 10/15/2028(1)	4,247	4,431
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,742
Brinker International, Inc.
5.00%, 10/1/2024(1)	26,345	26,114
8.25%, 7/15/2030(1)	3,399	3,556
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,500
5.75%, 3/1/2027(1)	120,587	117,625
6.00%, 5/1/2029(1)	147,473	141,899
7.63%, 3/1/2026(1)	7,882	8,025
10.50%, 6/1/2030(1)	18,945	20,722
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(1)	4,169	4,538
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	16,878	17,451
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	39,785
Melco Resorts Finance Ltd.
5.38%, 12/4/2029(1)(2)	21,396	18,834
MGM Resorts International
4.63%, 9/1/2026	4,758	4,644
4.75%, 10/15/2028	40,099	38,206
5.50%, 4/15/2027	2,484	2,465
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	40,216	37,192
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	16,917
5.88%, 3/15/2026(1)	54,925	53,670
5.88%, 2/15/2027(1)	6,824	6,765
7.75%, 2/15/2029(1)	43,369	43,632
8.13%, 1/15/2029(1)	16,983	17,740
NCL Finance Ltd.
6.13%, 3/15/2028(1)	113,918	109,046
Raising Cane's Restaurants LLC
9.38%, 5/1/2029(1)	4,247	4,532
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	18,768
5.38%, 7/15/2027(1)	8,553	8,467
5.50%, 8/31/2026(1)	26,365	26,105
5.50%, 4/1/2028(1)	49,465	48,835
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	18,440	17,238
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	26,680
Studio City Finance Ltd.
5.00%, 1/15/2029(1)(2)	21,809	18,330
6.50%, 1/15/2028(1)(2)	2,593	2,396
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	50,254	46,485
10.50%, 5/15/2029(1)	76,615	69,337
		1,037,672
Household Durables - 0.2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031(1)	19,694	16,650

Insurance - 13.0%
Acrisure LLC
4.25%, 2/15/2029(1)	38,045	34,353
6.00%, 8/1/2029(1)	84,303	76,601
7.00%, 11/15/2025(1)	94,121	93,897
10.13%, 8/1/2026(1)	48,540	50,720
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	10,132	9,737
5.88%, 11/1/2029(1)	20,595	19,514
6.75%, 10/15/2027(1)	32,028	31,915
AmWINS Group, Inc.
4.88%, 6/30/2029(1)	4,755	4,342
Ardonagh Midco 2 plc
11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)	148,373	146,085
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	2,600	2,427
7.00%, 8/15/2025(1)	30,091	30,147
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	60,865
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	60,606	61,215
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	10,978
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	77,597	81,487
10.50%, 12/15/2030(1)(2)	42,323	44,604
NFP Corp.
4.88%, 8/15/2028(1)	26,065	25,795
6.88%, 8/15/2028(1)	236,725	240,655
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	7,084
		1,032,421
IT Services - 1.6%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	144,065	130,470

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc.
7.50%, 7/1/2030(1)	$8,838	$9,076

Machinery - 2.1%
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	40,505
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	19,365
9.50%, 1/1/2031(1)	12,093	13,135
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)	47,664	38,967
11.50%, 6/15/2028(1)(7)	50,221	52,166
		164,138
Media - 5.0%
CMG Media Corp.
8.88%, 12/15/2027(1)	17,741	14,071
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	6,780
4.63%, 12/1/2030(1)	103,809	62,506
5.25%, 6/1/2024	15,676	15,345
5.38%, 2/1/2028(1)	6,632	5,858
6.50%, 2/1/2029(1)	17,361	15,323
7.50%, 4/1/2028(1)	57,856	43,281
11.25%, 5/15/2028(1)	4,509	4,646
DISH Network Corp.
11.75%, 11/15/2027(1)	31,142	32,508
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	49,796	44,443
5.50%, 3/1/2030(1)	89,825	67,379
UPC Holding BV
5.50%, 1/15/2028(1)(2)	3,108	2,930
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	22,722	21,340
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	18,989	15,882
6.00%, 1/15/2027(1)(2)	27,070	26,346
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	21,627
		400,265
Metals & Mining - 0.9%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,275
4.13%, 1/15/2030	12,069	11,059
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	55,979	55,419
		69,753
Oil, Gas & Consumable Fuels - 4.6%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	70,163	71,656
CrownRock LP
5.00%, 5/1/2029(1)	29,058	28,332
5.63%, 10/15/2025(1)	5,946	5,938
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	49,663	48,255
SM Energy Co.
6.50%, 7/15/2028	19,854	19,863
6.63%, 1/15/2027	3,778	3,757
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	36,563	34,907
Sunnova Energy Corp.
5.88%, 9/1/2026(1)	10,871	9,254
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(1)	5	5
Venture Global LNG, Inc.
9.50%, 2/1/2029(1)	57,722	61,080
9.88%, 2/1/2032(1)	74,717	77,828
		360,875
Paper & Forest Products - 0.4%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028(1)(2)	33,404	29,168

Passenger Airlines - 3.2%
Delta Air Lines, Inc.
3.75%, 10/28/2029	54,212	49,629
4.38%, 4/19/2028	9,849	9,529
7.38%, 1/15/2026	37,312	38,571
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	161,919	113,079
7.88%, 5/1/2027(1)(2)(7)	42,403	36,470
9.50%, 6/1/2028(1)(2)	12,110	10,249
		257,527
Personal Care Products - 1.2%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	80,442
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	20,006
		100,448
Real Estate Management & Development - 0.3%
Realogy Group LLC
5.75%, 1/15/2029(1)	36,031	28,002

Software - 0.2%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	13,366
Central Parent LLC
8.00%, 6/15/2029(1)	3,382	3,530
		16,896
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,973
5.25%, 7/15/2030(1)	16,752	15,946
		17,919
Specialty Retail - 2.6%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	25,324
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,620
6.75%, 7/1/2036	10,753	10,821
6.88%, 11/1/2035	26,806	27,142
Evergreen Acqco 1 LP

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
9.75%, 4/26/2028(1)	$16,742	$17,830
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	33,319
3.88%, 10/1/2031(1)	26,947	22,197
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(1)	7,692	7,544
SRS Distribution, Inc.
6.00%, 12/1/2029(1)	51,705	48,210
6.13%, 7/1/2029(1)	5,441	5,158
		207,165
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	23,069	23,421

Wireless Telecommunication Services - 1.3%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	43,141
10.50%, 5/15/2027(1)(2)	25,971	16,819
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	37,298
		97,258
Total corporate bonds (Cost $6,075,280)		5,790,281

BANK LOANS - 14.5%

Auto Components - 0.5%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 9.97%, 5/11/2028(3)	56,139	41,636

Automobile Components - 0.2%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.35%, 5/11/2028(3)	12,709	13,611

Capital Markets - 0.2%
Aretec Group, Inc. Term Loan B1
(SOFR + 4.50%), 9.96%, 8/9/2030(3)	12,541	12,514

Commercial Services - 1.8%
Ankura Consulting Group LLC Second Lien Term Loan
(SOFR + 8.00%), 13.64%, 3/19/2029(3)	17,830	15,913
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.71%, 12/21/2028(3)	28,689	26,107
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.41%, 7/19/2028(3)	51,690	42,127
New SK Holdco Sub LLC Term Loan
(SOFR + 6.75%), 12.21%, 6/30/2027(3)	67,207	66,381
		150,528
Commercial Services & Supplies - 0.4%
Neptune BidCo US, Inc. First Lien Term Loan B
(SOFR + 5.00%), 10.51%, 4/11/2029(3)	24,191	22,044
OMNIA Partners LLC Term Loan
(SOFR + 4.25%), 9.63%, 7/25/2030(3)	9,319	9,371
		31,415
Communications Equipment - 0.5%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.12%, 12/1/2027(3)	2,992	2,985
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.62%, 12/1/2028(3)	41,516	41,506
		44,491
Containers & Packaging - 0.4%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.23%, 6/28/2028(3)	36,068	33,206

Distributors - 0.2%
Verde Purchaser LLC Term Loan
(SOFR + 5.00%), 10.35%, 11/30/2030(3)	16,993	16,473

Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.47%, 3/9/2027(3)	22,350	19,132

Electrical Equipment - 0.2%
Roper Industrial Products Investment Co. LLC First Lien Term Loan
(SOFR + 4.00%), 9.35%, 11/22/2029(3)	17,659	17,685

Entertainment - 0.7%
J&J Ventures Gaming LLC Term Loan
(SOFR + 4.25%), TBD, 4/26/2028(3)	26,655	26,188
(SOFR + 4.00%), 9.61%, 4/26/2028(3)	13,275	13,147
(SOFR + 4.25%), 9.72%, 4/26/2028(3)	14,808	14,549
		53,884
Food Products - 0.9%
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.34%, 5/23/2025(3)	51,103	40,690
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.65%, 5/23/2025(3)	33,092	26,462
H-Food Holdings LLC Term Loan B3

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
(SOFR + 5.00%), 10.65%, 5/23/2025(3)	$11,090	$8,866
		76,018
Food Service - 0.9%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 10.97%, 5/15/2028(3)	67,214	63,801
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	20,504	9,739
		73,540
Health Care Equipment & Supplies - 0.1%
GHX Ultimate Parent Corp. First Lien Term Loan
(SOFR + 4.75%), 10.12%, 6/30/2027(3)	3,924	3,926

Health Care Providers & Services - 0.3%
Surgery Center Holdings, Inc. Term Loan
(SOFR + 3.50%), 8.86%, 12/19/2030(3)	23,737	23,806

Hotels, Restaurants & Leisure - 0.3%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.11%, 9/30/2030(3)	24,154	23,631

Insurance - 1.4%
Amynta Agency Borrower, Inc. Term Loan
(SOFR + 4.50%), 9.60%, 2/28/2028(3)	101,465	101,450
Hub International Ltd. Term Loan
(SOFR + 4.25%), 9.66%, 6/20/2030(3)	4,120	4,135
		105,585
Investment Companies - 1.3%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.75%), 9.21%, 11/9/2026(3)	26,234	25,913
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.71%, 11/5/2029(3)	62,871	61,142
Nexus Buyer LLC Term Loan
(SOFR + 4.50%), 9.86%, 12/31/2030(3)	16,058	15,908
		102,963
IT Services - 0.1%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.71%, 12/6/2027(3)	9,224	9,006

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. Term Loan B
(SOFR + 3.75%), 9.11%, 7/1/2030(3)	4,072	4,065

Retail - Consumer Staples - 0.1%
Arthur US Finco, Inc. First Lien Term Loan B
(SOFR + 5.25%), 10.60%, 1/1/2038(3)	8,087	7,400

Software - 2.8%
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 6.75%), 12.10%, 9/17/2027(3)	15,727	15,795
Castle US Holding Corp. Term Loan
(SOFR + 3.75%), 9.40%, 1/29/2027(3)	4,844	3,396
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.54%, 12/29/2028(3)	10,610	8,435
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 13.41%, 2/12/2029(3)	28,018	23,815
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.50%, 3/1/2029(3)	21,052	14,305
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.25%, 7/27/2027(3)	23,305	13,750
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.75%), 10.11%, 4/5/2030(3)	61,663	61,809
UKG, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.76%, 5/3/2027(3)	74,902	74,915
		216,220
Technology Hardware, Storage & Peripherals - 0.5%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.67%, 12/1/2027(3)	24,208	22,856
(SOFR + 4.25%), 9.91%, 12/1/2027(3)	4,722	4,472
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.91%, 12/1/2028(3)	6,435	5,148
		32,476
Transportation - 0.4%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.14%, 8/4/2025(3)	5,724	5,037
(SOFR + 5.50%), 11.15%, 8/4/2025(3)	31,026	27,303
		32,340
Total bank loans (Cost $1,196,959)		1,145,551

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Shares Held	Value
COMMON STOCK - 0.3%

Machinery - 0.3%
Utex Equity*(4) (Cost $10,178)	364	$20,019

No. of Warrants‡

WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10*(4)(5)(6) (Cost $—)	71	—

	Shares Held

SHORT-TERM INVESTMENT - 11.1%

INVESTMENT COMPANY - 11.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%(8) (Cost $874,665)	874,665	874,665

Total investments - 99.3% (Cost $8,157,082)		7,830,516
Other assets less liabilities - 0.7%		52,449
Total net assets - 100.0%#		$7,882,965

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Midco 2 plc, 11.50% Cash, 12.75% PIK, 1/15/2027	United Kingdom	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63% Cash, 8.38% PIK, 10/15/2025	Bermuda	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Melco Resorts Finance Ltd., 5.38%, 12/4/2029	Hong Kong	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Studio City Finance Ltd., 5.00%, 1/15/2029	Macau	USD
Studio City Finance Ltd., 6.50%, 1/15/2028	Macau	USD
UPC Holding BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2023.
(4)	Defaulted securities.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	All or a portion of security is on loan at December 31, 2023.
(8)	Security is partially used as collateral for securities lending. At December 31, 2023, the Fund had loaned securities with a total value of $11,959. This was collateralized by cash of $12,247 which was subsequently invested in an investment company.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $867 or less than 0.1% of the total net assets as of December 31, 2023, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation
OMNIA Partners LLC Term Loan, delayed-draw	$867	$880	$13
	$867	$880	$13

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,234,778	15.8%
Consumer Discretionary	1,550,953	19.8
Consumer Staples	286,384	3.7
Energy	360,874	4.6
Financials	1,374,764	17.5
Health Care	261,755	3.3
Industrials	906,793	11.6
Information Technology	449,559	5.7
Materials	367,742	4.7
Real Estate	162,249	2.1
Short-Term Investment	874,665	11.2
Total investments	$7,830,516	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Explorer Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 84.0%

Argentina - 7.1%
Despegar.com Corp.*	744	$7,042

Australia - 3.2%
Steadfast Group Ltd.	807	3,200

Canada - 1.6%
Knight Therapeutics, Inc.*	209	818
Real Matters, Inc.*	155	735
		1,553
China - 0.3%
China Isotope & Radiation Corp.	163	278

Denmark - 1.4%
ALK-Abello A/S, Class B*	92	1,376

France - 4.2%
Alten SA	28	4,144

Germany - 4.4%
AlzChem Group AG	87	2,499
Hensoldt AG	69	1,858
		4,357
India - 3.5%
Care Ratings Ltd.	305	3,488

Indonesia - 2.8%
Mitra Adiperkasa Tbk. PT	23,688	2,754

Ireland - 8.2%
Glenveagh Properties plc*(1)	6,025	8,114

Italy - 2.6%
Enav SpA(1)	237	899
Sesa SpA	13	1,704
		2,603
Japan - 9.8%
Kansai Paint Co. Ltd.	87	1,487
Sato Holdings Corp.	261	3,919
Zuken, Inc.	150	4,295
		9,701
Mexico - 1.1%
Qualitas Controladora SAB de CV	114	1,150

Norway - 1.1%
Spir Group ASA*	1,682	1,142

South Africa - 1.1%
Famous Brands Ltd.	341	1,080

South Korea - 1.6%
Vitzrocell Co. Ltd.(2)	130	1,634

Switzerland - 1.5%
Medmix AG(1)	66	1,486

United Kingdom - 22.4%
Allfunds Group plc	147	1,045
Essentra plc	835	1,805
FD Technologies plc*	42	610
FDM Group Holdings plc	51	296
IDOX plc	3,162	2,777
IQE plc*	6,774	2,115
Kingfisher plc	609	1,887
LSL Property Services plc	349	1,147
Luxfer Holdings plc	169	1,510
M&C Saatchi plc	4,394	8,961
		22,153
United States - 6.1%
Impro Precision Industries Ltd.(1)	8,869	2,726
Signify NV(1)	98	3,290
		6,016
Total common stocks (Cost $75,325)		83,271

SHORT-TERM INVESTMENT - 15.3%

INVESTMENT COMPANY - 15.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $15,103)	15,103	15,103

Total investments - 99.3% (Cost $90,428)		98,374
Other assets less liabilities - 0.7%		639
Total net assets - 100.0%#		$99,013

Artisan International Explorer Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $16,515 or 16.7% of net assets.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,634, or 1.7% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$8,961	9.1%
Consumer Discretionary	20,877	21.2
Financials	8,883	9.0
Health Care	3,958	4.0
Industrials	15,836	16.1
Information Technology	17,083	17.4
Materials	5,791	5.9
Real Estate	1,882	1.9
Short-Term Investment	15,103	15.4
Total investments	$98,374	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AUD	$3,200	3.2%
CAD	1,553	1.6
CHF	1,486	1.5
DKK	1,376	1.4
EUR	23,553	23.9
GBP	19,598	19.9
HKD	3,004	3.1
IDR	2,754	2.8
INR	3,488	3.5
JPY	9,701	9.9
KRW	1,634	1.7
MXN	1,150	1.2
NOK	1,142	1.2
USD	23,655	24.0
ZAR	1,080	1.1
Total investments	$98,374	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.1%

Belgium - 1.8%
UCB SA	1,072	$93,407

Brazil - 1.7%
Petroleo Brasileiro SA, ADR	5,237	83,633

Canada - 5.6%
Canadian National Railway Co.	950	119,358
Canadian Pacific Kansas City Ltd.	1,987	157,193
Kinaxis, Inc.*	45	5,045
		281,596
Denmark - 9.8%
Ascendis Pharma A/S, ADR*	542	68,271
Carlsberg A/S, Class B	489	61,271
Danske Bank A/S	3,414	91,212
DSV A/S	68	11,854
NKT A/S*	68	4,692
Novo Nordisk A/S, ADR	299	30,924
Novo Nordisk A/S, Class B	2,206	228,031
		496,255
France - 11.5%
Air Liquide SA	1,325	257,625
Airbus SE	528	81,402
AXA SA	2,086	67,923
BNP Paribas SA	774	53,460
Pernod Ricard SA	68	12,022
Safran SA	570	100,357
Vinci SA	68	8,569
		581,358
Germany - 11.8%
Allianz SE	715	191,075
Deutsche Bank AG	1,814	24,764
Deutsche Boerse AG	801	164,978
Deutsche Telekom AG	9,111	218,765
		599,582
Hong Kong - 0.2%
AIA Group Ltd.	1,368	11,922

Ireland - 4.0%
AerCap Holdings NV*	681	50,602
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	7,270	153,087
		203,689
Italy - 0.5%
Wizz Air Holdings plc*(4)	944	26,597

Japan - 4.1%
Daiichi Sankyo Co. Ltd.	2,455	67,419
Keisei Electric Railway Co. Ltd.	1,029	48,609
Nippon Sanso Holdings Corp.	1,908	51,102
Otsuka Holdings Co. Ltd.	1,093	41,007
		208,137
Mexico - 0.6%
Wal-Mart de Mexico SAB de CV	7,034	29,571

Netherlands - 4.7%
Argenx SE, ADR*	209	79,565
Argenx SE*	31	11,927
ASML Holding NV	52	39,308
ASML Holding NV, ADR	7	5,160
Heineken NV	738	74,932
Wolters Kluwer NV	180	25,509
		236,401
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(5)(6)	4,881	—
Sberbank of Russia PJSC(1)(5)(6)	38,445	—
		—
Singapore - 0.9%
DBS Group Holdings Ltd.	752	19,046
United Overseas Bank Ltd.	1,130	24,360
		43,406
Switzerland - 11.4%
Alcon, Inc.	1,036	80,839
Cie Financiere Richemont SA	571	78,648
Lonza Group AG	30	12,448
Medacta Group SA(4)	387	57,797
UBS Group AG	11,167	346,538
		576,270
United Kingdom - 7.9%
AstraZeneca plc	437	59,079
AstraZeneca plc, ADR	322	21,673
BAE Systems plc	8,564	121,221
Diageo plc	466	16,951
Reckitt Benckiser Group plc	1,049	72,467
RELX plc	2,736	108,449
		399,840
United States - 20.6%
Amazon.com, Inc.*	1,616	245,597
Aon plc, Class A	310	90,276
CRH plc (LSE)	351	24,186
CRH plc (NYSE)	1,074	74,279
Ferrovial SE	1,831	66,750
Linde plc	624	256,307
Nestle SA	1,458	169,043
Schlumberger NV	1,597	83,104
Schneider Electric SE	174	34,896
		1,044,438
Total common stocks and equity-linked security (Cost $3,880,193)		4,916,102

Artisan International Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $48,181)	48,181	$48,181

Total investments - 98.1% (Cost $3,928,374)		4,964,283
Other assets less liabilities - 1.9%		97,026
Total net assets - 100.0%#		$5,061,309

Artisan International Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $153,087, or 3.0% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2023	$112,776	$153,087	3.0%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $84,394 or 1.7% of net assets.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$218,765	4.4%
Consumer Discretionary	324,245	6.5
Consumer Staples	436,257	8.8
Energy	166,737	3.4
Financials	1,085,554	21.9
Health Care	852,387	17.2
Industrials	1,119,145	22.5
Information Technology	49,513	1.0
Materials	663,499	13.3
Short-Term Investment	48,181	1.0
Total investments	$4,964,283	100.0%

Artisan International Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$281,596	5.7%
CHF	745,313	15.0
DKK	397,060	8.0
EUR	1,527,669	30.8
GBP	428,950	8.6
HKD	11,922	0.2
JPY	208,137	4.2
MXN	29,571	0.6
RUB	—	0.0
SGD	43,406	0.9
USD	1,290,659	26.0
Total investments	$4,964,283	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.3%

Belgium - 0.7%
Azelis Group NV	1,304	$31,940

Brazil - 1.8%
Hapvida Participacoes e Investimentos SA*(1)(2)	14,240	12,982
Rumo SA(1)	6,366	29,945
Vibra Energia SA*(1)	8,018	37,326
		80,253
Canada - 5.7%
Altus Group Ltd.	710	22,593
CAE, Inc.*	3,245	70,033
Descartes Systems Group, Inc. (The)*	288	24,237
Kinaxis, Inc.*	448	50,331
Lightspeed Commerce, Inc.*	3,317	69,648
Whitecap Resources, Inc.	3,169	21,214
		258,056
Denmark - 5.9%
ALK-Abello A/S, Class B*	1,627	24,377
Ambu A/S, Class B*	5,094	79,361
DSV A/S	141	24,793
FLSmidth & Co. A/S	1,053	44,806
Genmab A/S*	125	39,958
Royal Unibrew A/S	119	7,975
Vestas Wind Systems A/S*	873	27,702
Zealand Pharma A/S*	253	13,982
		262,954
Finland - 1.9%
Konecranes OYJ	431	19,388
Metso Oyj	6,731	68,143
		87,531
France - 2.1%
Gaztransport Et Technigaz SA	193	25,543
Lectra	1,380	47,604
Ubisoft Entertainment SA*	773	19,717
		92,864
Germany - 6.0%
AIXTRON SE	2,041	87,088
BioNTech SE, ADR*	40	4,264
Brenntag SE	278	25,577
Carl Zeiss Meditec AG	54	5,941
Duerr AG	1,050	24,782
Gerresheimer AG	471	49,073
Hannover Rueck SE	129	30,910
Immatics NV*	435	4,579
Symrise AG, Class A	345	37,960
		270,174
Iceland - 0.4%
Ossur HF*	4,299	17,477

India - 2.3%
PB Fintech Ltd.*	2,841	27,128
WNS Holdings Ltd., ADR*	1,208	76,318
		103,446
Israel - 6.2%
Kornit Digital Ltd.*	2,336	44,756
Nice Ltd., ADR*	885	176,526
Radware Ltd.*	1,484	24,758
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	189	10,544
Tel Aviv Stock Exchange Ltd.	3,931	20,911
		277,495
Italy - 1.6%
Davide Campari-Milano NV	2,806	31,648
Ermenegildo Zegna NV	2,425	28,055
Moncler SpA	196	12,031
		71,734
Japan - 13.4%
Azbil Corp.	2,350	77,763
Carenet, Inc.	1,535	11,943
CKD Corp.(3)	3,583	64,548
Daikokutenbussan Co. Ltd.(3)	747	39,887
DMG Mori Co. Ltd.	1,399	26,802
en Japan, Inc.	578	11,165
GMO Financial Gate, Inc.	267	19,815
GMO Payment Gateway, Inc.	140	9,728
Jeol Ltd.	427	18,766
Lion Corp.	1,371	12,726
Money Forward, Inc.*	769	23,566
Morinaga Milk Industry Co. Ltd.	1,496	28,935
Nippon Gas Co. Ltd.	1,009	16,649
NOF Corp.	938	46,594
Rohm Co. Ltd.	2,385	45,704
Rohto Pharmaceutical Co. Ltd.	1,628	32,832
SCSK Corp.	1,215	24,089
SG Holdings Co. Ltd.	2,968	42,602
Simplex Holdings, Inc.	74	1,430
Suntory Beverage & Food Ltd.	968	31,933
Toyo Suisan Kaisha Ltd.	270	13,956
		601,433
Mexico - 0.6%
Qualitas Controladora SAB de CV	2,839	28,737

Netherlands - 1.3%
IMCD NV	328	57,008

Spain - 0.4%
Fluidra SA	975	20,295

Sweden - 4.1%
AAK AB	1,683	37,516
Beijer Ref AB	1,339	17,914
Fortnox AB	6,000	35,861
Swedish Orphan Biovitrum AB*	3,463	91,664
		182,955
Switzerland - 5.8%
Alcon, Inc.	1,176	91,796
Baloise Holding AG	197	30,807
Barry Callebaut AG	19	31,587

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
Belimo Holding AG	35	$19,104
Burckhardt Compression Holding AG	45	27,198
DSM-Firmenich AG	203	20,652
Inficon Holding AG	8	12,153
Tecan Group AG	43	17,498
Ypsomed Holding AG	31	11,159
		261,954
Thailand - 1.8%
Fabrinet*	417	79,407

United Kingdom - 17.7%
Alphawave IP Group plc*	18,067	29,662
Balfour Beatty plc	8,766	37,009
Britvic plc	3,641	39,005
ConvaTec Group plc(2)	44,939	139,881
Direct Line Insurance Group plc*	9,161	21,247
Howden Joinery Group plc	6,822	70,750
Immunocore Holdings plc, ADR*	80	5,454
ITM Power plc*	4,194	3,175
JD Sports Fashion plc	20,995	44,410
JET2 plc	5,664	90,179
Moneysupermarket.com Group plc	3,322	11,863
Rotork plc	17,915	73,896
Smiths Group plc	2,520	56,656
Spectris plc	365	17,571
Spirax-Sarco Engineering plc	250	33,506
St. James’s Place plc	2,945	25,661
Subsea 7 SA	2,208	32,207
Trainline plc*(2)	10,190	41,799
WH Smith plc	1,065	18,118
		792,049
United States - 17.6%
Agilysys, Inc.*	706	59,870
Akero Therapeutics, Inc.*	192	4,478
Alkermes plc*	1,300	36,051
Alphatec Holdings, Inc.*	792	11,971
Avidity Biosciences, Inc.*	1,337	12,095
Axonics, Inc.*	528	32,846
Calix, Inc.*	778	33,969
Chart Industries, Inc.*	80	10,938
CyberArk Software Ltd.*	400	87,636
Envista Holdings Corp.*	715	17,206
Glaukos Corp.*	768	61,049
ImmunoGen, Inc.*	737	21,863
Ingersoll Rand, Inc.	763	58,996
Insulet Corp.*	113	24,627
Legend Biotech Corp., ADR*	310	18,634
Madrigal Pharmaceuticals, Inc.*	187	43,223
Model N, Inc.*	1,526	41,099
Mural Oncology plc*	113	671
Myriad Genetics, Inc.*	1,530	29,280
Rhythm Pharmaceuticals, Inc.*	171	7,872
RxSight, Inc.*	1,505	60,662
STAAR Surgical Co.*	181	5,662
Tarsus Pharmaceuticals, Inc.*	246	4,981
UiPath, Inc., Class A*	1,226	30,456
ViewRay, Inc.*	9,051	—	^
Wolfspeed, Inc.*	1,654	71,952
		788,087
Total common stocks (Cost $3,729,123)		4,365,849

SHORT-TERM INVESTMENT - 1.5%

INVESTMENT COMPANY - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $65,548)	65,548	65,548

Total investments - 98.8% (Cost $3,794,671)		4,431,397
Other assets less liabilities - 1.2%		55,067
Total net assets - 100.0%#		$4,486,464

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $80,253, or 1.8% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $194,662 or 4.3% of net assets.
(3)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$31,580	0.7%
Consumer Discretionary	181,739	4.1
Consumer Staples	318,544	7.2
Energy	78,964	1.8
Financials	214,944	4.8
Health Care	1,033,326	23.3
Industrials	1,209,924	27.3
Information Technology	1,152,380	26.0
Materials	105,206	2.4
Real Estate	22,593	0.5
Utilities	16,649	0.4
Short-Term Investment	65,548	1.5
Total investments	$4,431,397	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$80,253	1.8%
CAD	258,056	5.8
CHF	241,302	5.5
DKK	280,431	6.3
EUR	615,300	13.9
GBP	754,388	17.0
ILS	31,455	0.7
INR	27,128	0.6
JPY	601,433	13.6
MXN	28,737	0.7
NOK	32,207	0.7
SEK	182,955	4.1
USD	1,297,752	29.3
Total investments	$4,431,397	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 88.7%

Belgium - 2.2%
Groupe Bruxelles Lambert NV	4,803	$377,659
Liberty Global Ltd., Class A*	10,800	191,915
Liberty Global Ltd., Class C*	6,333	118,055
		687,629
Bermuda - 0.4%
Voussoir RE Ltd. (Preferred Shares)*(1)(2)	1	126,330

Brazil - 0.5%
Telefonica Brasil SA, ADR	13,822	151,215

Canada - 3.8%
Alimentation Couche-Tard, Inc.	11,444	673,911
Suncor Energy, Inc.	15,731	503,955
		1,177,866
China - 3.4%
Alibaba Group Holding Ltd.	59,115	572,338
Anhui Conch Cement Co. Ltd., Class H	45,515	105,155
Hengan International Group Co. Ltd.	33,576	124,912
Trip.com Group Ltd.*	7,130	253,482
		1,055,887
Finland - 1.4%
Nokia OYJ, ADR	81,193	277,682
Nokia OYJ	44,865	151,162
		428,844
France - 11.2%
Capgemini SE	2,523	525,756
Danone SA	21,762	1,409,737
Safran SA	4,734	833,438
Sodexo SA	5,909	649,791
Sodexo SA (Registered Shares)(1)(3)	737	81,082
		3,499,804
Germany - 3.2%
adidas AG	1,815	369,022
Bayer AG	7,926	294,267
Brenntag SE	748	68,696
Fresenius Medical Care AG	6,116	256,290
		988,275
India - 3.7%
HCL Technologies Ltd.	60,089	1,058,684
Indus Towers Ltd.*	45,179	108,069
		1,166,753
Ireland - 2.0%
Ryanair Holdings plc*	1,846	38,865
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	28,699	604,332
		643,197
Japan - 1.8%
Nintendo Co. Ltd.	5,438	283,822
Seven & i Holdings Co. Ltd.	7,408	293,954
		577,776
Mexico - 0.8%
Gruma SAB de CV, Class B	13,385	244,936

Netherlands - 3.6%
Koninklijke Philips NV*	35,503	826,401
Universal Music Group NV	10,883	310,085
		1,136,486
South Korea - 7.6%
NAVER Corp.(1)	2,211	382,611
Samsung Electronics Co. Ltd.(1)	23,110	1,405,570
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	595,725
		2,383,906
Switzerland - 16.6%
ABB Ltd.	27,127	1,203,071
Barry Callebaut AG	6	10,201
Cie Financiere Richemont SA	4,505	619,955
DSM-Firmenich AG	2,446	248,416
Novartis AG	14,544	1,467,667
Sandoz Group AG*	3,980	128,043
UBS Group AG	48,816	1,514,901
		5,192,254
United Kingdom - 14.5%
Associated British Foods plc	16,592	500,587
Berkeley Group Holdings plc(6)	5,947	355,389
CNH Industrial NV	24,620	299,873
Compass Group plc	26,939	736,898
Inchcape plc	1,664	15,174
Lloyds Banking Group plc	928,580	564,703
Pearson plc	23,301	286,378
RELX plc (London Stock Exchange)	22,862	906,286
RELX plc (Turquoise Stock Exchange)	1,429	56,523
Unilever plc	17,211	833,663
		4,555,474
United States - 12.0%
Arch Capital Group Ltd.*	16,982	1,261,264
Garmin Ltd.	5,564	715,189
Holcim AG	8,746	686,549
Sensata Technologies Holding plc	7,196	270,369
Willis Towers Watson plc	3,436	828,669
		3,762,040
Total common stocks and equity-linked security (Cost $20,745,776)		27,778,672

SHORT-TERM INVESTMENT - 10.2%

INVESTMENT COMPANY - 10.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $3,192,165)	3,192,165	3,192,165

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

Value

Total investments - 98.9% (Cost $23,937,941)	$30,970,837
Other assets less liabilities - 1.1%	351,781
Total net assets - 100.0%#	$31,322,618

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,195,650, or 10.2% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/04/2020	$63,852	$81,082	0.3%

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2023	$445,199	$604,332	1.9%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,545,772	5.0%
Consumer Discretionary	4,654,698	15.0
Consumer Staples	4,091,900	13.2
Energy	503,955	1.6
Financials	4,673,527	15.1
Health Care	2,972,668	9.6
Industrials	4,281,453	13.8
Information Technology	4,014,579	13.0
Materials	1,040,120	3.4
Short-Term Investment	3,192,165	10.3
Total investments	$30,970,837	100.0%

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,177,866	3.8%
CHF	5,630,387	18.2
EUR	6,497,190	21.0
GBP	4,199,078	13.5
HKD	1,055,887	3.4
INR	1,166,753	3.8
JPY	577,776	1.9
KRW	2,383,906	7.7
MXN	244,936	0.8
USD	8,037,058	25.9
Total investments	$30,970,837	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 99.0%

Banks - 0.6%
NU Holdings Ltd., Class A*(1)	3,470	$28,908
Beverages - 0.8%
Celsius Holdings, Inc.*	697	38,015
Biotechnology - 9.1%
Argenx SE, ADR*(1)	381	144,801
Ascendis Pharma A/S, ADR*(1)	1,118	140,790
Exact Sciences Corp.*	1,251	92,557
Halozyme Therapeutics, Inc.*	782	28,901
Twist Bioscience Corp.*	630	23,204
		430,253
Broadline Retail - 0.8%
Etsy, Inc.*	451	36,569
Building Products - 1.8%
Trex Co., Inc.*	1,054	87,224
Capital Markets - 3.4%
MarketAxess Holdings, Inc.	92	27,009
MSCI, Inc.	88	49,732
Tradeweb Markets, Inc., Class A	902	81,959
		158,700
Communications Equipment - 1.8%
Arista Networks, Inc.*	354	83,420
Construction & Engineering - 1.7%
Quanta Services, Inc.	366	78,928
Consumer Staples Distribution & Retail - 0.8%
BJ’s Wholesale Club Holdings, Inc.*	566	37,729
Distributors - 0.9%
Pool Corp.	109	43,515
Electrical Equipment - 1.8%
Hubbell, Inc.	184	60,508
Rockwell Automation, Inc.	83	25,798
		86,306
Electronic Equipment, Instruments & Components - 2.2%
Jabil, Inc.	503	64,123
Keysight Technologies, Inc.*	264	41,923
		106,046
Entertainment - 6.3%
Liberty Media Corp-Liberty Formula One, Class C*	506	31,967
Live Nation Entertainment, Inc.*	761	71,254
ROBLOX Corp., Class A*	1,305	59,651
Spotify Technology SA*	465	87,286
Take-Two Interactive Software, Inc.*	286	45,961
		296,119
Financial Services - 1.6%
Global Payments, Inc.	615	78,072
Ground Transportation - 2.1%
Saia, Inc.*	223	97,933
Health Care Equipment & Supplies - 5.5%
Dexcom, Inc.*	1,143	141,781
iRhythm Technologies, Inc.*	530	56,710
Shockwave Medical, Inc.*	321	61,090
		259,581
Health Care Technology - 2.8%
Veeva Systems, Inc., Class A*	693	133,478
Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc.*	81	185,276
Domino's Pizza, Inc.	109	44,855
Wingstop, Inc.	149	38,275
		268,406
Household Durables - 0.7%
NVR, Inc.*	5	35,226
Insurance - 2.2%
Arthur J Gallagher & Co.	321	72,132
Ryan Specialty Holdings, Inc., Class A*	742	31,900
		104,032
IT Services - 1.9%
Shopify, Inc., Class A*(1)	1,125	87,599
Life Sciences Tools & Services - 6.1%
Gerresheimer AG(1)	711	74,088
Repligen Corp.*	417	75,017
West Pharmaceutical Services, Inc.	396	139,417
		288,522
Machinery - 5.4%
Fortive Corp.	1,215	89,495
Ingersoll Rand, Inc.	1,785	138,015
Xylem, Inc.	231	26,441
		253,951
Professional Services - 3.7%
Ceridian HCM Holding, Inc.*	1,147	77,008
Equifax, Inc.	176	43,571
Verisk Analytics, Inc.	230	55,055
		175,634
Real Estate Management & Development - 1.5%
CoStar Group, Inc.*	808	70,601
Semiconductors & Semiconductor Equipment - 7.8%
Lattice Semiconductor Corp.*	2,371	163,576
Monolithic Power Systems, Inc.	177	111,422
ON Semiconductor Corp.*	1,102	92,014
		367,012
Software - 15.6%
Atlassian Corp., Class A*	827	196,644
Bentley Systems, Inc., Class B	1,317	68,706
Datadog, Inc., Class A*	553	67,168
HubSpot, Inc.*	233	135,306
Synopsys, Inc.*	230	118,452
Tyler Technologies, Inc.*	234	97,702
Zscaler, Inc.*	243	53,853
		737,831
Specialty Retail - 1.5%
Five Below, Inc.*	323	68,881
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp.*	58	38,591
Lululemon Athletica, Inc.*	103	52,598
		91,189

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	268	$46,572
Total common stocks (Cost $2,939,767)		4,676,252

SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $31,880)	31,880	31,880

Total investments - 99.7% (Cost $2,971,647)		4,708,132
Other assets less liabilities - 0.3%		15,660
Total net assets - 100.0%#		$4,723,792

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Gerresheimer AG	Germany	EUR
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$296,119	6.3%
Consumer Discretionary	543,787	11.5
Consumer Staples	75,744	1.6
Financials	369,712	7.9
Health Care	1,111,833	23.6
Industrials	826,549	17.6
Information Technology	1,381,908	29.3
Real Estate	70,600	1.5
Short-Term Investment	31,880	0.7
Total investments	$4,708,132	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$74,088	1.6%
USD	4,634,044	98.4
Total investments	$4,708,132	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.1%

Aerospace & Defense - 1.8%
CAE, Inc.*(1)	979	$21,138
Air Freight & Logistics - 2.2%
Expeditors International of Washington, Inc.	203	25,795
Automobile Components - 3.3%
BorgWarner, Inc.	382	13,708
Gentex Corp.	789	25,777
		39,485
Banks - 11.2%
Fifth Third Bancorp	842	29,056
First Citizens BancShares, Inc., Class A	36	51,270
M&T Bank Corp.	210	28,818
WaFd, Inc.	740	24,393
		133,537
Capital Markets - 2.1%
Moelis & Co., Class A	453	25,400
Consumer Staples Distribution & Retail - 4.8%
Dollar General Corp.	114	15,518
Kroger Co. (The)	501	22,884
Sysco Corp.	256	18,751
		57,153
Electric Utilities - 2.1%
OGE Energy Corp.	705	24,623
Electrical Equipment - 2.2%
nVent Electric plc	434	25,622
Electronic Equipment, Instruments & Components - 3.2%
Vontier Corp.	1,092	37,730
Energy Equipment & Services - 2.5%
NOV, Inc.	1,470	29,801
Entertainment - 3.5%
Electronic Arts, Inc.	165	22,513
Warner Bros Discovery, Inc.*	1,711	19,472
		41,985
Financial Services - 2.0%
Corebridge Financial, Inc.	1,121	24,283
Food Products - 1.9%
Tyson Foods, Inc., Class A	425	22,821
Ground Transportation - 3.9%
U-Haul Holding Co., Series N	586	41,253
U-Haul Holding Co.*	68	4,893
		46,146
Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	723	27,951
Dentsply Sirona, Inc.	777	27,669
		55,620
Health Care Providers & Services - 2.4%
Centene Corp.*	390	28,948
Hotels, Restaurants & Leisure - 7.6%
Expedia Group, Inc.*	228	34,647
Marriott International, Inc., Class A	160	36,044
Vail Resorts, Inc.	96	20,394
		91,085
Insurance - 6.4%
Arch Capital Group Ltd.*	338	25,095
Globe Life, Inc.	287	34,972
Progressive Corp. (The)	99	15,806
		75,873
Interactive Media & Services - 1.9%
IAC, Inc.*	423	22,169
Life Sciences Tools & Services - 4.1%
Bio-Rad Laboratories, Inc., Class A*	65	21,101
Waters Corp.*	86	28,250
		49,351
Machinery - 1.9%
Otis Worldwide Corp.	250	22,379
Media - 6.4%
Cable One, Inc.	45	25,123
News Corp., Class A	1,178	28,928
Omnicom Group, Inc.	255	22,063
		76,114
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.*	91	17,113
Retail REITs - 2.0%
NNN REIT, Inc.	560	24,132
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	228	45,289
Software - 1.7%
Check Point Software Technologies Ltd.*(1)	134	20,430
Specialized REITs - 4.3%
Lamar Advertising Co., Class A	284	30,204
Public Storage	69	21,186
		51,390
Specialty Retail - 1.5%
AutoNation, Inc.*	121	18,114
GNC Holdings, Inc. (escrow shares)*(2)(3)	220	—
		18,114
Technology Hardware, Storage & Peripherals - 1.3%
NetApp, Inc.	173	15,271
Total common stocks (Cost $731,222)		1,168,797

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $12,127)	12,127	12,127

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

Value
Total investments - 99.1% (Cost $743,349)	$1,180,924
Other assets less liabilities - 0.9%	10,969
Total net assets - 100.0%#	$1,191,893

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$140,268	11.9%
Consumer Discretionary	148,684	12.6
Consumer Staples	79,974	6.8
Energy	29,801	2.5
Financials	259,093	21.9
Health Care	133,919	11.3
Industrials	141,080	12.0
Information Technology	118,720	10.1
Real Estate	92,635	7.8
Utilities	24,623	2.1
Short-Term Investment	12,127	1.0
Total investments	$1,180,924	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 91.4%

Automobiles - 4.3%
Harley-Davidson, Inc.	48	$1,773
Banks - 3.3%
Citigroup, Inc.	26	1,359
Broadline Retail - 3.4%
Alibaba Group Holding Ltd., ADR(1)	18	1,428
Capital Markets - 8.6%
Bank of New York Mellon Corp. (The)	37	1,947
Charles Schwab Corp. (The)	24	1,622
		3,569
Chemicals - 4.3%
Axalta Coating Systems Ltd.*	53	1,787
Construction Materials - 5.1%
Heidelberg Materials AG(1)	24	2,128
Consumer Finance - 5.7%
American Express Co.	13	2,364
Financial Services - 5.5%
Berkshire Hathaway, Inc., Class B*	6	2,289
Food Products - 5.0%
Danone SA(1)	32	2,087
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	24	843
Health Care Providers & Services - 9.3%
Elevance Health, Inc.	5	2,267
Henry Schein, Inc.*	21	1,616
		3,883
Hotels, Restaurants & Leisure - 6.3%
Aramark	51	1,432
Expedia Group, Inc.*	8	1,214
		2,646
Insurance - 7.7%
Marsh & McLennan Cos., Inc.	6	1,174
Progressive Corp. (The)	13	2,040
		3,214
Interactive Media & Services - 9.9%
Alphabet, Inc., Class A*	15	2,069
Meta Platforms, Inc., Class A*	6	2,068
		4,137
Passenger Airlines - 1.9%
Southwest Airlines Co.	27	794
Semiconductors & Semiconductor Equipment - 3.5%
Lam Research Corp.	2	1,460
Technology Hardware, Storage & Peripherals - 5.6%
Samsung Electronics Co. Ltd.(1)(2)	38	2,337
Total common stocks (Cost $30,018)		38,098

SHORT-TERM INVESTMENT - 8.0%

INVESTMENT COMPANY - 8.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $3,321)	3,321	3,321

Total investments - 99.4% (Cost $33,339)		41,419
Other assets less liabilities - 0.6%		263
Total net assets - 100.0%#		$41,682

Artisan Select Equity Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,337, or 5.6% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,137	10.0%
Consumer Discretionary	5,847	14.1
Consumer Staples	2,087	5.0
Financials	12,795	30.9
Health Care	4,726	11.4
Industrials	794	1.9
Information Technology	3,797	9.2
Materials	3,915	9.5
Short-Term Investment	3,321	8.0
Total investments	$41,419	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$4,215	10.2%
KRW	2,337	5.6
USD	34,867	84.2
Total investments	$41,419	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.7%

Biotechnology - 22.1%
Argenx SE, ADR*(1)	192	$73,037
Ascendis Pharma A/S, ADR*(1)	590	74,341
Denali Therapeutics, Inc.*	202	4,339
Exact Sciences Corp.*	446	33,023
Halozyme Therapeutics, Inc.*	2,346	86,722
Iovance Biotherapeutics, Inc.*	2,545	20,694
Twist Bioscience Corp.*	938	34,585
Veracyte, Inc.*	1,710	47,047
		373,788
Broadline Retail - 0.9%
Etsy, Inc.*	192	15,593
Building Products - 3.0%
Advanced Drainage Systems, Inc.	72	10,101
Trex Co., Inc.*	493	40,784
		50,885
Capital Markets - 1.6%
MarketAxess Holdings, Inc.	95	27,676
Construction & Engineering - 2.4%
MYR Group, Inc.*	58	8,373
Valmont Industries, Inc.	140	32,793
		41,166
Diversified Consumer Services - 1.3%
Duolingo, Inc.*	97	21,927
Electronic Equipment, Instruments & Components - 3.6%
IPG Photonics Corp.*	79	8,566
Novanta, Inc.*	307	51,686
		60,252
Financial Services - 0.8%
Shift4 Payments, Inc., Class A*	180	13,374
Ground Transportation - 2.2%
Saia, Inc.*	83	36,204
Health Care Equipment & Supplies - 7.3%
Axonics, Inc.*	203	12,646
iRhythm Technologies, Inc.*	230	24,599
Lantheus Holdings, Inc.*	57	3,530
Penumbra, Inc.*	77	19,487
PROCEPT BioRobotics Corp.*	197	8,275
Shockwave Medical, Inc.*	284	54,211
		122,748
Hotels, Restaurants & Leisure - 4.2%
Cava Group, Inc.*(2)	127	5,438
Wingstop, Inc.	258	66,171
		71,609
Household Durables - 0.5%
SharkNinja, Inc.	164	8,405
Life Sciences Tools & Services - 2.8%
Repligen Corp.*	199	35,747
Stevanato Group SpA(1)	423	11,549
		47,296
Machinery - 3.0%
John Bean Technologies Corp.	73	7,269
SPX Technologies, Inc.*	428	43,271
		50,540
Personal Care Products - 0.8%
elf Beauty, Inc.*	30	4,294
Inter Parfums, Inc.	60	8,644
		12,938
Professional Services - 3.3%
Ceridian HCM Holding, Inc.*	612	41,103
Paycor HCM, Inc.*	632	13,641
		54,744
Semiconductors & Semiconductor Equipment - 14.2%
Allegro MicroSystems, Inc.*(1)	826	25,016
Lattice Semiconductor Corp.*	1,445	99,714
MACOM Technology Solutions Holdings, Inc.*	408	37,882
Monolithic Power Systems, Inc.	106	66,866
Rambus, Inc.*	142	9,681
		239,159
Software - 19.3%
Bentley Systems, Inc., Class B	665	34,699
CCC Intelligent Solutions Holdings, Inc.*	1,474	16,785
Clearwater Analytics Holdings, Inc., Class A*	1,153	23,087
DoubleVerify Holdings, Inc.*	589	21,673
Guidewire Software, Inc.*	673	73,398
Model N, Inc.*	394	10,623
Procore Technologies, Inc.*	347	23,999
Smartsheet, Inc., Class A*	276	13,207
Sprout Social, Inc., Class A*	196	12,029
Tyler Technologies, Inc.*	105	43,847
Workiva, Inc., Class A*	522	53,002
		326,349
Specialty Retail - 2.8%
Five Below, Inc.*	102	21,760
Floor & Decor Holdings, Inc., Class A*	235	26,172
		47,932
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.*	131	12,281
Trading Companies & Distributors - 0.9%
WESCO International, Inc.	89	15,472
Total common stocks (Cost $1,032,269)		1,650,338

SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%(3) (Cost $18,994)	18,994	18,994

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

Value
Total investments - 98.8% (Cost $1,051,263)	$1,669,332
Other assets less liabilities - 1.2%	21,103
Total net assets - 100.0%#	$1,690,435

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Stevanato Group SpA	Italy	USD

(2)	All or a portion of security is on loan at December 31, 2023.
(3)	Security is partially used as collateral for securities lending. At December 31, 2023, the Fund had loaned securities with a total value of $606. This was collateralized by cash of $645 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$177,747	10.6%
Consumer Staples	12,938	0.8
Financials	41,050	2.5
Health Care	543,831	32.6
Industrials	249,011	14.9
Information Technology	625,761	37.5
Short-Term Investment	18,994	1.1
Total investments	$1,669,332	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.0%

Brazil - 11.7%
GPS Participacoes e Empreendimentos SA(1)(2)	780	$3,007
Itau Unibanco Holding SA (Preference)(2)	530	3,680
Lojas Renner SA(2)	313	1,112
MercadoLibre, Inc.*	3	4,406
Vale SA(2)	171	2,710
VTEX, Class A*	6	43
		14,958
Chile - 2.0%
Empresa Nacional de Telecomunicaciones SA	311	1,137
Vina Concha y Toro SA	1,194	1,406
		2,543
China - 18.3%
Alibaba Group Holding Ltd.	430	4,161
Baidu, Inc., Class A*	106	1,581
China Traditional Chinese Medicine Holdings Co. Ltd.	4,279	2,154
Estun Automation Co. Ltd., Class A	982	2,575
Kingsoft Cloud Holdings Ltd., ADR*(6)	93	351
NIO, Inc., ADR*	83	753
Noah Holdings Ltd., ADR	28	382
Prosus NV	93	2,779
Trip.com Group Ltd.*	47	1,680
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	322	1,067
Wuxi Biologics Cayman, Inc.*(3)	787	2,983
Xiabuxiabu Catering Management China Holdings Co. Ltd.(3)	1,351	425
Zhuzhou CRRC Times Electric Co. Ltd., Class H	861	2,457
		23,348
Greece - 2.5%
Alpha Services and Holdings SA*	721	1,226
Mytilineos SA	48	1,964
		3,190
Hong Kong - 1.5%
AIA Group Ltd.	223	1,947

India - 10.2%
Havells India Ltd.	137	2,250
ICICI Bank Ltd.	363	4,351
Infosys Ltd.	142	2,638
Jio Financial Services Ltd.*	219	613
Reliance Industries Ltd.	103	3,191
		13,043
Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk. PT	5,294	1,968
Indofood CBP Sukses Makmur Tbk. PT	1,380	948
		2,916
Kazakhstan - 1.8%
Kaspi.KZ JSC, GDR(3)	24	2,241

Malaysia - 1.4%
Frontken Corp. Bhd.	1,300	917
MR DIY Group M Bhd.(3)	2,608	823
		1,740
Mexico - 4.3%
Cemex SAB de CV*	2,037	1,585
Gentera SAB de CV	1,557	2,170
Vista Energy SAB de CV, ADR*	57	1,680
		5,435
Peru - 1.6%
Credicorp Ltd.	14	2,072

Poland - 1.4%
InPost SA*	125	1,731

Romania - 1.4%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA*	64	1,819

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(2)(4)(5)	39	—
Sberbank of Russia PJSC(2)(4)(5)	265	—
		—
Singapore - 0.3%
Sea Ltd., ADR*	9	363

South Africa - 4.1%
FirstRand Ltd.	526	2,115
Gold Fields Ltd., ADR	81	1,174
MTN Group Ltd.	311	1,964
		5,253
South Korea - 12.7%
HYBE Co. Ltd.*(2)	9	1,663
LG Energy Solution Ltd.*(2)	3	1,105
Samsung Biologics Co. Ltd.*(2)(3)	3	2,051
Samsung Electronics Co. Ltd.(2)	166	10,094
Shinhan Financial Group Co. Ltd.(2)	43	1,326
		16,239
Taiwan - 16.0%
E Ink Holdings, Inc.	563	3,616
MediaTek, Inc.	129	4,259
Taiwan Semiconductor Manufacturing Co. Ltd.	648	12,514
		20,389
Thailand - 0.7%
Bangkok Bank PCL(2)	207	950

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
United Arab Emirates - 1.5%
ADNOC Logistics & Services	1,273	$1,327
Borouge plc	845	568
		1,895
United States - 1.2%
Globant SA*	7	1,556

Vietnam - 1.1%
Vietnam Technological & Commercial Joint Stock Bank*	1,106	1,450

Total common stocks (Cost $105,735)		125,078

SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26%(7) (Cost $2,586)	2,586	2,586

Total investments - 100.0% (Cost $108,321)		127,664
Other assets less liabilities - 0.0%^		(26)
Total net assets - 100.0%#		$127,638

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $27,698, or 21.7% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the value of these securities was $8,523 or 6.7% of net assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	$737	$—	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	—	0.0%

(6)	All or a portion of security is on loan at December 31, 2023.
(7)	Security is partially used as collateral for securities lending. At December 31, 2023, the Fund had loaned securities with a total value of $297. This was collateralized by cash of $315 which was subsequently invested in an investment company.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$6,751	5.3%
Consumer Discretionary	16,139	12.6
Consumer Staples	2,354	1.9
Energy	6,198	4.9
Financials	26,491	20.8
Health Care	7,188	5.6
Industrials	16,006	12.5
Information Technology	36,095	28.3
Materials	6,037	4.7
Utilities	1,819	1.4
Short-Term Investment	2,586	2.0
Total investments	$127,664	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$1,895	1.5%
BRL	10,509	8.2
CLP	2,543	2.0
CNY	3,642	2.9
EUR	7,700	6.0
HKD	17,388	13.6
IDR	2,916	2.3
INR	13,043	10.2
KRW	16,239	12.7
MXN	3,755	2.9
MYR	1,740	1.4
RON	1,819	1.4
THB	950	0.8
TWD	20,389	16.0
USD	17,607	13.8
VND	1,450	1.1
ZAR	4,079	3.2
Total investments	$127,664	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.7%

Aerospace & Defense - 7.0%
Airbus SE(1)	62	$9,585
Northrop Grumman Corp.	9	4,147
Safran SA(1)	53	9,303
		23,035
Air Freight & Logistics - 3.6%
FedEx Corp.	21	5,295
United Parcel Service, Inc., Class B	43	6,747
		12,042
Banks - 8.7%
Bank of America Corp.	259	8,724
PNC Financial Services Group, Inc. (The)	60	9,308
US Bancorp	251	10,848
		28,880
Beverages - 5.3%
Diageo plc(1)	223	8,126
Heineken Holding NV(1)	112	9,497
		17,623
Capital Markets - 7.0%
CME Group, Inc.	39	8,144
Goldman Sachs Group, Inc. (The)	19	7,181
Morgan Stanley	83	7,766
		23,091
Consumer Staples Distribution & Retail - 1.8%
Dollar General Corp.	44	6,009
Energy Equipment & Services - 2.8%
Schlumberger NV	179	9,331
Entertainment - 6.6%
Electronic Arts, Inc.	44	6,043
Netflix, Inc.*	13	6,464
Walt Disney Co. (The)*	58	5,256
Warner Bros Discovery, Inc.*	362	4,124
		21,887
Financial Services - 7.0%
Berkshire Hathaway, Inc., Class B*	17	6,116
Fiserv, Inc.*	57	7,530
Visa, Inc., Class A	37	9,504
		23,150
Food Products - 1.5%
Kerry Group plc, Class A(1)	56	4,875
Health Care Equipment & Supplies - 6.4%
Baxter International, Inc.	193	7,474
Koninklijke Philips NV*(1)	259	6,024
Medtronic plc	94	7,723
		21,221
Health Care Providers & Services - 2.6%
Cigna Group (The)	28	8,499
Hotels, Restaurants & Leisure - 8.4%
Booking Holdings, Inc.*	3	8,964
Compass Group plc(1)	337	9,228
Marriott International, Inc., Class A	43	9,763
		27,955
Insurance - 3.1%
Arch Capital Group Ltd.*	140	10,368
Interactive Media & Services - 8.3%
Alphabet, Inc., Class C*	93	13,145
Meta Platforms, Inc., Class A*	41	14,464
		27,609
Media - 3.3%
Comcast Corp., Class A	247	10,824
Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	78	9,416
Pharmaceuticals - 1.8%
Merck & Co., Inc.	54	5,935
Semiconductors & Semiconductor Equipment - 3.7%
NXP Semiconductors NV(1)	23	5,294
Texas Instruments, Inc.	41	7,020
		12,314
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	113	5,456
Tobacco - 4.2%
Altria Group, Inc.	151	6,111
Philip Morris International, Inc.	84	7,925
		14,036
Total common stocks (Cost $220,548)		323,556

SHORT-TERM INVESTMENT - 1.5%

INVESTMENT COMPANY - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $4,913)	4,913	4,913

Total investments - 99.2% (Cost $225,461)		328,469
Other assets less liabilities - 0.8%		2,794
Total net assets - 100.0%#		$331,263

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,456, or 1.6% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$60,320	18.4%
Consumer Discretionary	27,955	8.5
Consumer Staples	42,543	12.9
Energy	18,747	5.7
Financials	85,490	26.0
Health Care	35,655	10.9
Industrials	35,077	10.7
Information Technology	17,769	5.4
Short-Term Investment	4,913	1.5
Total investments	$328,469	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$39,284	11.9%
GBP	17,354	5.3
KRW	5,456	1.7
USD	266,375	81.1
Total investments	$328,469	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held		Value

COMMON STOCKS - 87.3%

Aerospace & Defense - 2.7%
Airbus SE(1)	1		$187
Safran SA(1)	1		148
			335
Air Freight & Logistics - 2.0%
United Parcel Service, Inc., Class B	2		247
Banks - 10.5%
Bank of America Corp.	8		253
Fifth Third Bancorp	6		192
M&T Bank Corp.	2		215
PNC Financial Services Group, Inc. (The)	2		249
US Bancorp	6		276
WaFd, Inc.	3		113
			1,298
Beverages - 6.0%
Coca-Cola Co. (The)	3		182
Diageo plc(1)	6		216
Heineken Holding NV(1)	4		335
			733
Capital Markets - 5.6%
CME Group, Inc.	1		291
Moelis & Co., Class A	3		194
Morgan Stanley	2		200
			685
Consumer Staples Distribution & Retail - 1.2%
Sysco Corp.	2		148
Electric Utilities - 6.8%
IDACORP, Inc.	2		168
OGE Energy Corp.	7		246
Portland General Electric Co.(2)	4		166
PPL Corp.	9		257
			837
Electrical Equipment - 2.3%
nVent Electric plc	5		285
Financial Services - 4.1%
Corebridge Financial, Inc.	12		256
Visa, Inc., Class A	1		246
			502
Food Products - 2.0%
Tyson Foods, Inc., Class A	4		241
Gas Utilities - 1.7%
Atmos Energy Corp.	2		206
Health Care Equipment & Supplies - 6.3%
Baxter International, Inc.	7		275
Koninklijke Philips NV*(1)	8		180
Medtronic plc	4		320
			775
Health Care REITs - 1.3%
Universal Health Realty Income Trust	4		163
Hotels, Restaurants & Leisure - 3.4%
Compass Group plc(1)	8		231
Vail Resorts, Inc.	1		184
			415
Machinery - 2.2%
Otis Worldwide Corp.	3		278
Media - 6.6%
Cable One, Inc.	—	^	183
Comcast Corp., Class A(2)	9		413
Omnicom Group, Inc.	3		219
			815
Oil, Gas & Consumable Fuels - 2.7%
EOG Resources, Inc.	3		337
Pharmaceuticals - 1.6%
Merck & Co., Inc.	2		198
Retail REITs - 1.7%
NNN REIT, Inc.	5		214
Semiconductors & Semiconductor Equipment - 1.6%
Texas Instruments, Inc.	1		195
Specialized REITs - 5.7%
Lamar Advertising Co., Class A	4		434
Public Storage	1		273
			707
Technology Hardware, Storage & Peripherals - 3.6%
NetApp, Inc.	2		198
Samsung Electronics Co. Ltd. (Preference)(1)(3)	5		243
			441
Tobacco - 5.7%
Altria Group, Inc.	8		330
Philip Morris International, Inc.	4		367
			697
Total common stocks (Cost $10,479)			10,752

	Principal Amount

CORPORATE BONDS - 6.6%

Aerospace & Defense - 1.7%
Boeing Co. (The)
1.43%, 2/4/2024	$207	206

Banks - 2.4%
M&T Bank Corp.
Series E, (SOFR + 3.87%), 6.45%, 2/15/2024(7)	147	146
Wells Fargo & Co.
Series S, 5.90%, 6/15/2024(4)(7)	146	144
		290
Broadline Retail - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(6)	196	166

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
Media - 1.2%
Cable One, Inc.
4.00%, 11/15/2030(6)	$180	$146

Total corporate bonds (Cost $789)		808

CONVERTIBLE BONDS - 2.5%

Media - 1.1%
Cable One, Inc.
Zero Coupon, 3/15/2026	91	77
1.13%, 3/15/2028	83	63
		140
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Redwood Trust, Inc.
7.75%, 6/15/2027	185	170

Total convertible bonds (Cost $326)		310

	Shares Held

PREFERRED STOCK - 1.8%

Banks - 1.8%
WaFd, Inc.A 4.88%(4) (Cost $197)	15	224

SHORT-TERM INVESTMENT - 0.6%

INVESTMENT COMPANY - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.26% (Cost $75)	75	75

Total investments - 98.8% (Cost $11,866)		12,169
Written Option Contracts - (0.1)% (Premiums received $(6))		(12)
Other assets less liabilities - 1.3%		154
Total net assets - 100.0%#		$12,311

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $243, or 2.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(4)	Perpetual security. The rate reflected was the rate in effect on December 31, 2023. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2023.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2023.

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options
Number of Contracts‡	Description	Exercise Price		Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation (Depreciation)
2	CME Group, Inc.		$220.00	$42	03/15/24	$(1)	$(1)	$—	^
2	CME Group, Inc.		$220.00	42	06/21/24	(2)	(2)	(—)	^
1	Compass Group plc	GBP	22.00	27	06/21/24	(1)	(1)	(—)	^
8	nVent Electric plc		$50.00	47	02/16/24	(2)	(8)	(6)
1	Safran SA	EUR	165.00	16	02/16/24	— ^	— ^	—	^
Total written option contracts						$(6)	$(12)	$(6)

Artisan Value Income Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,100	9.0%
Consumer Discretionary	580	4.8
Consumer Staples	1,819	15.0
Energy	337	2.8
Financials	3,169	26.0
Health Care	973	8.0
Industrials	1,351	11.1
Information Technology	637	5.2
Real Estate	1,085	8.9
Utilities	1,043	8.6
Short-Term Investment	75	0.6
Total investments	$12,169	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$850	7.0%
GBP	446	3.7
KRW	243	2.0
USD	10,630	87.3
Total investments	$12,169	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

As of December 31, 2023, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A)	Investments in Subsidiaries:

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of the Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of December 31, 2023, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $2,196,064 in net assets, representing 5.00% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $2,551,915 in net assets, representing 4.27% of Global Unconstrained Fund’s net assets.

(B)	Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available.

Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

Fixed income securities, including loan participation notes, were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act (Rule 2a-5), has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4 without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Artisan Partners’ Procedures for Valuation of Portfolio Securities Held by Artisan Partners Funds, Inc. and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(C)	Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets is found in Note (B). A description of the fair value leveling techniques is described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2023 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks
Americas	$1,184,586	$—	$—		$1,184,586
Emerging Markets	1,189,624	—	—		1,189,624
Europe	348,737	—	—		348,737
Pacific Basin	217,447	—	—		217,447
Investment Company	45,225	—	—		45,225
Total Investments	$2,985,619	$—	$—		$2,985,619
Emerging Markets Debt Opportunities
Sovereign Government Bonds and Bond Participation Note	$—	$28,717	$662		$29,379
Corporate Bonds	—	6,512	—		6,512
Sovereign Government Treasury Bills	—	1,391	—		1,391
U.S. Treasury Obligation	—	1,196	—		1,196
Investment Companies	2,298	—	—		2,298
Total Investments	2,298	37,816	662		40,776
Foreign Currency Forward Contracts(1)	—	(123)	—		(123)
Futures(1)	(384)	—	—		(384)
Centrally Cleared Credit Default Swap(1)	—	(1)	—		(1)
Centrally Cleared Interest Rate Swaps(1)	—	152	—		152
OTC Credit Default Swap(1)	—	1	—		1
Total	$1,914	$37,845	$662		$40,421
Floating Rate
Bank Loans	$—	$48,306	$—		$48,306
Corporate Bonds	—	3,909	—		3,909
Warrants	—	—	—	(2)	—
Investment Company	11,422	—	—		11,422
Total Investments	$11,422	$52,215	$—	(2)	$63,637
Focus
Common Stocks	$802,215	$—	$—		$802,215
Options Purchased	25,908	—	—		25,908
Investment Company	94,235	—	—		94,235
Total Investments	922,358	—	—		922,358
Foreign Currency Forward Contracts(1)	—	(1,360)	—		(1,360)
Written Option Contracts	(2,139)	—	—		(2,139)
Total	$920,219	$(1,360)	$—		$918,859
Global Discovery
Common Stocks
Americas	$146,051	$—	$—		$146,051
Emerging Markets	3,916	—	—		3,916
Europe	51,008	—	—		51,008
Pacific Basin	8,938	—	—		8,938
Investment Company	8,685	—	—		8,685
Total Investments	$218,598	$—	$—		$218,598
Global Equity
Common Stocks
Americas	$87,688	$—	$—		$87,688
Emerging Markets	4,732	—	—	(2)	4,732
Europe	57,097	—	—		57,097
Pacific Basin	5,724	—	—		5,724
Master Limited Partnership
Americas	552	—	—		552
Investment Company	355	—	—		355
Total Investments	$156,148	$—	$—	(2)	$156,148
Global Opportunities
Common Stocks
Americas	$1,712,708	$—	$—		$1,712,708
Emerging Markets	114,094	—	—		114,094
Europe	595,958	—	—		595,958
Pacific Basin	211,144	—	—		211,144
Investment Company	100,322	—	—		100,322
Total Investments	$2,734,226	$—	$—		$2,734,226
Global Unconstrained
Sovereign Government Bonds and Bond Participation Note	$—	$35,136	$854		$35,990
Corporate Bonds	—	6,462	—		6,462
Common Stock	903	—	—		903
Options Purchased	61	—	—		61
Sovereign Government Treasury Bill	—	121	—		121
U.S. Treasury Obligations	—	6,884	—		6,884
Repurchase Agreements	—	2,453	—		2,453
Investment Companies	4,177	—	—		4,177
Total Investments before securities sold short	5,141	51,056	854		57,051
Sovereign Government Bonds	—	(2,517)	—		(2,517)
Total Investments after securities sold short	5,141	48,539	854		54,534
Foreign Currency Forward Contracts(1)	—	(348)	—		(348)
Futures(1)	(466)	—	—		(466)
Centrally Cleared Credit Default Swaps(1)	—	(445)	—		(445)
Centrally Cleared Interest Rate Swaps(1)	—	(406)	—		(406)
OTC Credit Default Swaps(1)	—	1	—		1
OTC Interest Rate Swap(1)	—	(7)	—		(7)
Total	$4,675	$47,334	$854		$52,863
Global Value
Common Stocks
Americas	$891,885	$—	$—		$891,885
Emerging Markets	49,134	112,490	—		161,624
Europe	978,259	—	—		978,259
Pacific Basin	25,798	—	—		25,798
Investment Company	144,369	—	—		144,369
Total Investments	$2,089,445	$112,490	$—		$2,201,935
High Income
Corporate Bonds	$—	$5,790,281	$—		$5,790,281
Bank Loans	—	1,145,551	—		1,145,551
Common Stock	—	20,019	—		20,019
Warrants	—	—	—	(2)	—
Investment Company	874,665	—	—		874,665
Total Investments	$874,665	$6,955,851	$—	(2)	$7,830,516
International
Common Stocks and Equity-Linked Security
Americas	$1,326,034	$—	$—		$1,326,034
Emerging Markets	113,204	—	—	(2)	113,204
Europe	3,060,312	153,087	—		3,213,399
Pacific Basin	263,465	—	—		263,465
Investment Company	48,181	—	—		48,181
Total Investments	$4,811,196	$153,087	$—	(2)	$4,964,283
International Explorer
Common Stocks
Americas	$7,569	$—	$—		$7,569
Emerging Markets	15,792	1,634	—		17,426
Europe	45,375	—	—		45,375
Pacific Basin	12,901	—	—		12,901
Investment Company	15,103	—	—		15,103
Total Investments	$96,740	$1,634	$—		$98,374
International Small-Mid
Common Stocks
Americas	$1,046,143	$—	$—		$1,046,143
Emerging Markets	229,067	80,253	—		309,320
Europe	2,131,458	—	—		2,131,458
Middle East	277,495	—	—		277,495
Pacific Basin	601,433	—	—		601,433
Investment Company	65,548	—	—		65,548
Total Investments	$4,351,144	$80,253	$—		$4,431,397
International Value
Common Stocks and Equity-Linked Security
Americas	$4,939,906	$—	$—		$4,939,906
Emerging Markets	2,618,791	2,383,906	126,330		5,129,027
Europe	16,446,549	685,414	—		17,131,963
Pacific Basin	577,776	—	—		577,776
Investment Company	3,192,165	—	—		3,192,165
Total Investments	$27,775,187	$3,069,320	$126,330		$30,970,837
Mid Cap
Common Stocks	$4,676,252	$—	$—		$4,676,252
Investment Company	31,880	—	—		31,880
Total Investments	$4,708,132	$—	$—		$4,708,132
Mid Cap Value
Common Stocks	$1,168,797	$—	$—	(2)	$1,168,797
Investment Company	12,127	—	—		12,127
Total Investments	$1,180,924	$—	$—	(2)	$1,180,924
Select Equity
Common Stocks	$35,761	$2,337	$—		$38,098
Investment Company	3,321	—	—		3,321
Total Investments	$39,082	$2,337	$—		$41,419
Small Cap
Common Stocks	$1,650,338	$—	$—		$1,650,338
Investment Company	18,994	—	—		18,994
Total Investments	$1,669,332	$—	$—		$1,669,332
Sustainable Emerging Markets
Common Stocks
Americas	$1,556	$—	$—		$1,556
Emerging Markets	93,514	27,698	—	(2)	121,212
Pacific Basin	2,310	—	—		2,310
Investment Company	2,586	—	—		2,586
Total Investments	$99,966	$27,698	$—	(2)	$127,664
Value
Common Stocks	$318,100	$5,456	$—		$323,556
Investment Company	4,913	—	—		4,913
Total Investments	$323,013	$5,456	$—		$328,469
Value Income
Common Stocks	$10,509	$243	$—		$10,752
Corporate Bonds	—	808	—		808
Convertible Bonds	—	310	—		310
Preferred Stock	224	—	—		224
Investment Company	75	—	—		75
Total Investments	10,808	1,361	—		12,169
Written Option Contracts	(12)	—	—		(12)
Total	$10,796	$1,361	$—		$12,157

(1) Foreign currency forward contracts, futures contracts, OTC swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(2) Valued at $0.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2023		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportuniites Fund
Bond Participation Note	$662		Single broker quote	Increase

Floating Rate Fund
Warrant	$—	(1)	100% discount for uncertainty of collectability	N/A

Global Equity Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

Global Unconstrained Fund
Bond Participation Note	$854		Single broker quote	Increase

High Income Fund
Warrant	$—	(1)	100% discount for uncertainty of collectability	N/A

International Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

International Value Fund
Common Stock	$126,330		Net collateral, net earned premiums, and fair value of loss reserves	Increase

Mid Cap Value Fund
Common Stock	$—	(1)	100% discount for uncertainty of collectability	N/A

Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1) Includes one or more securities valued at $0.

As of December 31, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportuniites Fund	Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund	High Income Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2023	$301	$—	(1)	$—	(1)	$374	$—	(1)	$—	(1)	$118,830	$—	(1)	$—	(1)
Transfers into Level 3	—	—		—		—	—		—		—	—		—
Net change in unrealized appreciation (depreciation)	19	—		—		23	—		—		7,500	—		—
Purchases	649	—		—		839	—		—		—	—		—
Sales	(298)	—		—		(371)	—		—		—	—		—
Realized Gain/(Loss)	(9)	—		—		(11)	—		—		—	—		—
Transfer out of Level 3	—	—		—		—	—		—		—	—		—
Balance as of December 31, 2023	$662	$—	(1)	$—	(1)	$854	$—	(1)	$—	(1)	$126,330	$—	(1)	$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2023	$12	$—		$—		$15	$—		$—		$7,500	$—		$—

(1) Includes one or more securities valued at $0.

Notes to N-PORT Part F – December 31, 2023 (UNAUDITED)

(D)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2023 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2023.

Transactions in securities of affiliates:

	During Period Ended 12/31/2023
	As of 09/30/2023						As of 12/31/2023
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
CKD Corp.	3,657	$50,388	$—	$(916)	$(708)	$15,784	3,583	$64,548	$—
Daikokutenbussan Co. Ltd.	762	32,099	—	(647)	(512)	8,947	747	39,887	—
Total		$82,487	$—	$(1,563)	$(1,220)	$24,731		$104,435	$—

International Value Fund
Berkeley Group Holdings plc	5,947	$296,654	$—	$—	$—	$58,735	5,947	$355,389	$—
Total		$296,654	$—	$—	$—	$58,735		$355,389	$—

@ Net of foreign taxes withheld, if any.